Portfolio of Investments September 30, 2024
NMAI
(Unaudited)
SHARES DESCRIPTION   VALUE
LONG-TERM INVESTMENTS - 133.7%    (96.0% of Total Investments)
219446271 COMMON STOCKS - 46.4% (33.2% of Total Investments) 219446271
AUTOMOBILES & COMPONENTS - 0.6%
14,899 BYD Co Ltd, Class A $ 642,889
11,545 (a) Li Auto Inc, ADR 296,129
345 (a) Tesla Inc 90,262
100,700 (a) Toyota Motor Corp 1,809,984
TOTAL AUTOMOBILES & COMPONENTS 2,839,264
BANKS - 4.1%
141,059 Banco Bilbao Vizcaya Argentaria SA 1,523,756
228,786 Banco Santander SA 1,172,267
12,610 Bank of America Corp 500,365
2,578,600 Bank Rakyat Indonesia Persero Tbk PT 843,363
9,669 BNP Paribas SA 663,503
1,997 Capitec Bank Holdings Ltd 351,896
69,308 China Merchants Bank Co Ltd, Class A 366,226
12,138 Commonwealth Bank of Australia 1,132,182
1,051 Credicorp Ltd 190,199
2,746 Fifth Third Bancorp 117,639
47,400 Grupo Financiero Banorte SAB de CV 335,820
30,023 (b) HDFC Bank Ltd, ADR 1,878,239
79,131 ING Groep NV 1,435,674
10,494 JPMorgan Chase & Co 2,212,765
3,002 KB Financial Group Inc 185,230
179,900 Mitsubishi UFJ Financial Group Inc 1,847,320
58,098 Nordea Bank Abp 685,860
1,385 PNC Financial Services Group Inc/The 256,017
104,400 Sumitomo Mitsui Financial Group Inc 2,230,673
22,124 (b) Wells Fargo & Co 1,249,785
TOTAL BANKS 19,178,779
CAPITAL GOODS - 3.7%
13,475 Airbus SE 1,972,149
747 Allegion plc 108,868
11,930 Ashtead Group PLC 924,346
970,200 Astra International Tbk PT 323,139
1,443 (a) Boeing Co/The 219,394
1,653 Caterpillar Inc 646,521
6,125 Cie de Saint-Gobain SA 558,615
9,750 Contemporary Amperex Technology Co Ltd, Class A 342,654
375 Deere & Co 156,499
1,432 Dover Corp 274,572
1,829 Eaton Corp PLC 606,204
20,300 (a) Embraer SA 178,753
2,105 Emerson Electric Co 230,224
23,349 Ferrovial SE 1,003,470
119,500 (a) Hitachi Ltd 3,168,819
4,624 Honeywell International Inc 955,827
36,629 Infratil Ltd 285,481
2,099 Masco Corp 176,190
253 Northrop Grumman Corp 133,602
585 Parker-Hannifin Corp 369,615
3,320 RTX Corp 402,251
8,312 Siemens AG 1,681,583
1,027 Trane Technologies PLC 399,226
730 United Rentals Inc 591,103
9,924 Vinci SA 1,160,081
TOTAL CAPITAL GOODS 16,869,186
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
3,633 (a) Casella Waste Systems Inc, Class A 361,447
165,466 Cleanaway Waste Management Ltd 335,190
3,864 GFL Environmental Inc 154,096

Portfolio of Investments September 30, 2024
(continued)
NMAI

SHARES DESCRIPTION   VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
24,000 Infomart Corp $ 55,132
26,100 Recruit Holdings Co Ltd 1,585,638
4,941 Republic Services Inc 992,350
2,947 Waste Connections Inc 526,983
5,561 Waste Management Inc 1,154,464
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,165,300
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
130,100 Alibaba Group Holding Ltd 1,728,870
2,732 (b) Alibaba Group Holding Ltd, Sponsored ADR 289,920
8,321 (a),(b) Amazon.com Inc 1,550,452
15,692 (a) Baozun Inc 56,177
1 (a),(c) Belk Inc 8
1,953 Home Depot Inc/The 791,356
10,690 JD.com Inc, ADR 427,600
31,700 JD.com Inc, Class A 635,834
1,061 (a) Jo-Ann Stores LLC 1,061
932 Lowe's Cos Inc 252,432
2,113 Naspers Ltd 512,429
147 (a) O'Reilly Automotive Inc 169,285
1,284 (a) PDD Holdings Inc 173,096
2,040 TJX Cos Inc/The 239,782
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,828,302
CONSUMER DURABLES & APPAREL - 1.0%
2,022 Kering SA 582,037
896 LVMH Moet Hennessy Louis Vuitton SE 687,120
10,786 Moncler SpA 685,738
5,044 NIKE Inc, Class B 445,890
34 (a) NVR Inc 333,601
93,500 Sony Group Corp 1,816,478
TOTAL CONSUMER DURABLES & APPAREL 4,550,864
CONSUMER SERVICES - 0.8%
83,128 (a) 24 Hour Fitness Worldwide Inc 4,156
174,789 (a) 24 Hour Fitness Worldwide Inc 1,748
116,034 Arcos Dorados Holdings Inc, Class A 1,011,817
55 Booking Holdings Inc 231,667
96 (a) Crown Finance US Inc 1,902
1,139 Hilton Worldwide Holdings Inc 262,540
2,284 McDonald's Corp 695,501
32,851 (a) Melco Resorts & Entertainment Ltd 255,909
13,900 Oriental Land Co Ltd/Japan 359,556
4,604 Starbucks Corp 448,844
438,000 Wynn Macau Ltd 376,710
TOTAL CONSUMER SERVICES 3,650,350
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
124,900 Almacenes Exito SA 251,740
1,301,835 (a) Cia Brasileira de Distribuicao 673,894
1,090 (d) Costco Wholesale Corp 966,307
125,683 Sendas Distribuidora S/A 172,339
16,801 (b),(d) Walmart Inc 1,356,681
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,420,961
ENERGY - 4.4%
140,376 BP PLC 732,136
5,296 Cameco Corp 252,937
9,177 (d) Cheniere Energy Inc 1,650,392
2,471 Chevron Corp 363,904
3,114 ConocoPhillips 327,842
2,545 Diamondback Energy Inc 438,758
53,532 (d) Enbridge Inc 2,173,934
24,886 (b) Energy Transfer LP 399,420
2,045 EOG Resources Inc 251,392
3,062 Equinor ASA 77,465

SHARES DESCRIPTION   VALUE
ENERGY (continued)
17,183 (d) Exxon Mobil Corp $ 2,014,191
9,986 Gibson Energy Inc 163,991
23,952 (b) Kinder Morgan Inc 529,100
6,643 (b) MPLX LP 295,348
19,293 (b) ONEOK Inc 1,758,171
13,982 Pembina Pipeline Corp 576,359
23,235 (e) Reliance Industries Ltd, Sponsored GDR 1,619,352
8,158 (e) Reliance Industries Ltd, Sponsored GDR 567,797
65,462 Shell PLC 2,123,700
5,436 (d) Targa Resources Corp 804,582
12,149 TC Energy Corp 577,514
12,704 TotalEnergies SE 824,938
7,368 (a) Transocean Ltd 31,314
5,178 (d) Valero Energy Corp 699,185
28,165 (d) Williams Cos Inc/The 1,285,732
TOTAL ENERGY 20,539,454
FINANCIAL SERVICES - 1.2%
2,501 American Express Co 678,271
1,191 (a) Berkshire Hathaway Inc, Class B 548,170
301 BlackRock Inc 285,803
7,122 Charles Schwab Corp/The 461,577
1,780 (a),(d) Fiserv Inc 319,777
742 Goldman Sachs Group Inc/The 367,372
2,085 Intercontinental Exchange Inc 334,934
1,113 Mastercard Inc, Class A 549,599
4,802 Morgan Stanley 500,560
25,400 ORIX Corp 594,331
473 S&P Global Inc 244,361
19,400 SBI Holdings Inc 448,965
1,934 Visa Inc, Class A 531,753
TOTAL FINANCIAL SERVICES 5,865,473
FOOD, BEVERAGE & TOBACCO - 1.0%
8,021 Coca-Cola Co/The 576,389
9,850 Fomento Economico Mexicano SAB de CV, Sponsored ADR 972,293
8,536 Heineken NV 757,742
5,685 Keurig Dr Pepper Inc 213,074
5,109 Mondelez International Inc, Class A 376,380
6,416 (a) Monster Beverage Corp 334,723
4,201 Nestle SA 422,169
972 PepsiCo Inc 165,289
8,316 (b) Philip Morris International Inc 1,009,561
TOTAL FOOD, BEVERAGE & TOBACCO 4,827,620
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
4,989 Abbott Laboratories 568,796
7,085 (a) Boston Scientific Corp 593,723
734 Cigna Group/The 254,287
1,029 Elevance Health Inc 535,080
4,753 EssilorLuxottica SA 1,126,101
703 HCA Healthcare Inc 285,720
482 Humana Inc 152,669
2,590 Medtronic PLC 233,178
12,280 (a),(c) Millennium Health LLC 1,228
11,534 (a),(c) Millennium Health LLC 115
1,444 (b) Stryker Corp 521,659
2,692 (d) UnitedHealth Group Inc 1,573,958
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,846,514
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
244,695 Haleon PLC 1,280,367
5,591 (d) Procter & Gamble Co/The 968,361
19,444 Unilever PLC 1,260,618
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,509,346

Portfolio of Investments September 30, 2024
(continued)
NMAI

SHARES DESCRIPTION   VALUE
INSURANCE - 0.6%
4,348 American International Group Inc $ 318,404
1,254 Chubb Ltd 361,641
2,528 Marsh & McLennan Cos Inc 563,972
2,837 MetLife Inc 233,996
49,288 Ping An Insurance Group Co of China Ltd, Class A 396,674
1,488 Zurich Insurance Group AG 898,989
TOTAL INSURANCE 2,773,676
MATERIALS - 2.7%
33,806 BHP Group Ltd 1,049,546
1,581 Celanese Corp 214,953
7,211 Corteva Inc 423,935
20,695 CRH PLC 1,919,254
1,300 Crown Holdings Inc 124,644
3,062 DuPont de Nemours Inc 272,855
16,067 Freeport-McMoRan Inc 802,065
246,086 Glencore PLC 1,409,248
8,298 Heidelberg Materials AG 903,982
5,877 Linde PLC 2,802,506
6,018 Newmont Corp 321,662
789 Packaging Corp of America 169,951
315 Reliance Inc 91,101
38,106 (d) Smurfit WestRock PLC 1,883,199
38,000 Vale SA 443,009
14,356 Vale SA, Sponsored ADR 167,678
TOTAL MATERIALS 12,999,588
MEDIA & ENTERTAINMENT - 1.4%
2,917 Alphabet Inc, Class A 483,784
1,070 Alphabet Inc, Class C 178,893
27,550 (a) Baidu Inc, Class A 362,216
10,663 Comcast Corp, Class A 445,394
58,224 Grupo Televisa SAB, Sponsored ADR 149,053
53,397 HUYA Inc, ADR 272,325
2,376 (d) Meta Platforms Inc 1,360,117
1,787 NAVER Corp 230,175
1,560 NetEase Inc, ADR 145,876
32,110 Nintendo Co Ltd 1,716,324
17,700 Tencent Holdings Ltd 984,206
3,192 Walt Disney Co/The 307,038
TOTAL MEDIA & ENTERTAINMENT 6,635,401
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
3,499 AbbVie Inc 690,983
10,638 Aspen Pharmacare Holdings Ltd 120,064
14,479 AstraZeneca PLC 2,255,631
922 (a) BeiGene Ltd, ADR 206,998
47,200 Daiichi Sankyo Co Ltd 1,559,126
1,112 Danaher Corp 309,158
20,913 Dong-E-E-Jiao Co Ltd, Class A 183,104
1,036 Eli Lilly & Co 917,834
25,500 (a),(e) Innovent Biologics Inc 152,934
3,169 Johnson & Johnson 513,568
1,349 Lonza Group AG 856,053
4,208 Merck & Co Inc 477,860
12,494 Novartis AG 1,438,588
32,061 Novo Nordisk A/S, Class B 3,802,803
3,793 Sanofi SA, ADR 218,591
34,037 Sichuan Kelun Pharmaceutical Co Ltd, Class A 153,860
114,500 (a),(e) Wuxi Biologics Cayman Inc 253,142
1,329 Zoetis Inc 259,660
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,369,957

SHARES DESCRIPTION   VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
25,200 Advantest Corp $ 1,185,187
922 Analog Devices Inc 212,217
1,042 Applied Materials Inc 210,536
2,095 ASML Holding NV 1,742,746
3,087 (a) Bright Bidco BV 1,578
4,217 (a) Bright Bidco BV 2,155
11,934 Broadcom Inc 2,058,615
22,753 Infineon Technologies AG 798,810
3,610 Intel Corp 84,691
163 Lam Research Corp 133,021
1,981 Micron Technology Inc 205,450
26,511 (d) NVIDIA Corp 3,219,495
888 NXP Semiconductors NV 213,129
61,500 SUMCO Corp 665,180
111,000 Taiwan Semiconductor Manufacturing Co Ltd 3,347,107
15,092 (b),(d) Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 2,621,028
543 Texas Instruments Inc 112,168
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,813,113
SOFTWARE & SERVICES - 1.4%
1,979 Accenture PLC, Class A 699,537
21,660 (a) Avaya Inc 140,790
4,662 (a) Avaya Inc 30,303
24,155 Infosys Ltd, Sponsored ADR 537,932
239,200 (a),(e) LWSA SA 183,537
8,058 (d) Microsoft Corp 3,467,357
1,410 Oracle Corp 240,264
2,060 Salesforce Inc 563,843
733 (a) ServiceNow Inc 655,588
TOTAL SOFTWARE & SERVICES 6,519,151
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
2,782 Amphenol Corp, Class A 181,275
15,248 (b),(d) Apple Inc 3,552,784
3,405 Cisco Systems Inc 181,214
33,166 E Ink Holdings Inc 307,443
25,000 Hon Hai Precision Industry Co Ltd 147,197
764 Motorola Solutions Inc 343,517
3,293 Samsung Electro-Mechanics Co Ltd 332,902
57,280 Samsung Electronics Co Ltd 2,677,197
1,002 Samsung SDI Co Ltd 289,313
1,798 (a) TE Connectivity PLC 271,480
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,284,322
TELECOMMUNICATION SERVICES - 0.4%
13,261 (e) Cellnex Telecom SA 537,637
23,859 Infrastrutture Wireless Italiane SpA 293,452
167,935 Koninklijke KPN NV 685,893
1,241,900 Telkom Indonesia Persero Tbk PT 245,914
1,585 T-Mobile US Inc 327,081
TOTAL TELECOMMUNICATION SERVICES 2,089,977
TRANSPORTATION - 3.6%
11,979 Aena SME SA 2,631,492
4,185 Aeroports de Paris SA 537,468
133,162 Atlas Arteria Ltd 448,741
249,947 Auckland International Airport Ltd 1,186,172
1,349 Canadian National Railway Co 158,035
1,102 Canadian Pacific Railway Ltd 94,265
800 Central Japan Railway Co 18,472
74,000 China Merchants Port Holdings Co Ltd 117,255
8,306 CSX Corp 286,806
10,765 Deutsche Post AG 480,191
4,304 DSV A/S 885,806
25,400 East Japan Railway Co 504,088

Portfolio of Investments September 30, 2024
(continued)
NMAI

SHARES DESCRIPTION   VALUE
TRANSPORTATION (continued)
3,243 Flughafen Zurich AG $ 780,170
6,630 (a) Fraport AG Frankfurt Airport Services Worldwide 369,916
49,013 Getlink SE 874,228
86,390 (a) Grab Holdings Ltd 328,282
7,883 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 534,625
3,186 Grupo Aeroportuario del Pacifico SAB de CV, ADR 554,428
4,422 Grupo Aeroportuario del Sureste SAB de CV, ADR 1,250,365
38,100 International Container Terminal Services Inc 276,106
17,800 Japan Airport Terminal Co Ltd 642,341
11,400 Kamigumi Co Ltd 260,740
729 Norfolk Southern Corp 181,157
21,135 Port of Tauranga Ltd 79,891
59,469 Qube Holdings Ltd 161,399
219,077 Transurban Group 1,979,378
4,860 (d) Union Pacific Corp 1,197,893
TOTAL TRANSPORTATION 16,819,710
UTILITIES - 6.2%
10,638 Alliant Energy Corp 645,620
5,182 Ameren Corp 453,218
1,971 American Electric Power Co Inc 202,225
237 American Water Works Co Inc 34,659
20,587 APA Group 110,176
2,689 Brookfield Renewable Corp, Class A 87,823
26,736 (d) CenterPoint Energy Inc 786,573
3,301 Clearway Energy Inc, Class C 101,275
21,000 CLP Holdings Ltd 183,591
10,928 (d) CMS Energy Corp 771,845
1,178 DTE Energy Co 151,267
8,215 Duke Energy Corp 947,190
43,153 E.ON SE 642,632
1,651 Elia Group SA/NV 188,693
16,429 Endesa SA 358,921
206,630 Enel SpA 1,650,518
23,310 Engie SA 403,081
40,000 ENN Energy Holdings Ltd 300,487
7,014 Entergy Corp 923,113
16,727 Evergy Inc 1,037,241
2,716 Eversource Energy 184,824
77,740 Iberdrola SA 1,201,792
21,567 National Grid PLC 298,121
8,929 (b) National Grid PLC, Sponsored ADR 622,083
51,242 (d) NextEra Energy Inc 4,331,485
37,440 (b) NiSource Inc 1,297,296
34,099 (b) PG&E Corp 674,137
11,486 PPL Corp 379,957
7,725 Public Service Enterprise Group Inc 689,147
21,669 Redeia Corp SA 421,268
25,961 RWE AG 945,832
115,900 Sembcorp Industries Ltd 498,223
13,389 Sempra 1,119,722
13,107 Severn Trent PLC 464,034
83,160 Snam SpA 423,596
20,775 (b) Southern Co/The 1,873,489
24,305 SSE PLC 612,593
92,027 Terna - Rete Elettrica Nazionale 828,872
10,985 Veolia Environnement SA 361,662
2,217 WEC Energy Group Inc 213,231
24,938 (b) Xcel Energy Inc 1,628,451
TOTAL UTILITIES 29,049,963
TOTAL COMMON STOCKS
(Cost $164,785,024) 219,446,271

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 16.9% (12.1% of Total Investments) –
$ 420,000 BANK 2019-BNK24, 2019 BN24 3.283% 11/15/62 $ 385,163
347,324 (e),(f) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M + 1.035%),
2021 CIP
6.132 12/15/38 344,757
820,000 (e),(f) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A +
3.500%), 2022 R03
8.780 03/25/42 862,793
410,000 (e),(f) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A +
3.100%), 2022 R04
8.380 03/25/42 427,572
475,000 (e),(f) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A +
7.000%), 2022 R05
12.280 04/25/42 518,492
60,000 (e),(f) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A +
3.000%), 2022 R05
8.280 04/25/42 62,002
970,000 (e),(f) Connecticut Avenue Securities Trust 2022-R06, (SOFR30A +
3.850%), 2022 R06
9.130 05/25/42 1,031,701
900,000 (e),(f) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
4.650%), 2022 R07
9.913 06/25/42 974,068
35,000 (e),(f) Connecticut Avenue Securities Trust 2022-R08, (SOFR + 3.600%),
2022 R08
8.880 07/25/42 37,013
105,000 (e),(f) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A +
4.750%), 2022 R09
10.013 09/25/42 114,720
500,000 (e),(f) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A +
3.750%), 2023 R01
9.013 12/25/42 536,703
355,000 (e),(f) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A +
3.100%), 2023 R05
8.363 06/25/43 372,809
210,000 (e),(f) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A +
3.900%), 2023 R06
9.188 07/25/43 222,677
1,375,517 (g) Fannie Mae Pool, FN MA4626 4.000 06/01/52 1,320,882
2,628,827 (g) Fannie Mae Pool, FN MA4655 4.000 07/01/52 2,526,395
1,660,489 (g) Fannie Mae Pool, FN FS1535 3.000 04/01/52 1,500,361
1,557,415 (g) Fannie Mae Pool, FN FS1533 3.000 04/01/52 1,412,628
142,222 Fannie Mae Pool, FN MA4920 6.000 02/01/53 145,626
1,436,469 Fannie Mae Pool, FN CB1301 2.500 08/01/51 1,253,408
1,630,833 (g) Fannie Mae Pool, FN MA5165 5.500 10/01/53 1,649,700
2,680,017 (g) Fannie Mae Pool, FN MA4783 4.000 10/01/52 2,575,174
675,049 (g) Fannie Mae Pool, FN MA4785 5.000 10/01/52 675,484
502,417 (g) Fannie Mae Pool, FN FS7299 3.000 05/01/52 456,161
1,339,471 (g) Fannie Mae Pool, FN CB3905 3.500 06/01/52 1,249,096
2,372,633 (g) Fannie Mae Pool, FN MA4919 5.500 02/01/53 2,400,936
3,067,289 (g) Fannie Mae Pool, FN MA4805, 2022 1 4.500 11/01/52 3,016,569
3,419,146 (g) Fannie Mae Pool, FN MA4733 4.500 09/01/52 3,362,945
3,825,868 (g) Fannie Mae Pool, FN MA4737, 2022 1 5.000 08/01/52 3,832,393
1,915,404 (g) Fannie Mae Pool, FN MA4700, 2022 1 4.000 07/01/52 1,840,861
1,981,603 (g) Fannie Mae Pool, FN FS0522 2.500 02/01/52 1,731,311
4,590,733 (g) Fannie Mae Pool, FN BW3382 4.500 07/01/52 4,518,460
702,508 (g) Fannie Mae Pool, FN MA5247 6.000 01/01/54 717,990
3,338,320 (g) Fannie Mae Pool, FN MA4600, 2022 2 3.500 05/01/52 3,108,769
790,196 (g) Fannie Mae Pool, FN CB2795 3.000 02/01/52 712,648
768,206 (g) Fannie Mae Pool, FN MA5039 5.500 06/01/53 777,152
884,327 (g) Fannie Mae Pool, FN MA4644, 2022 1 4.000 05/01/52 850,526
1,148,771 (g) Fannie Mae Pool, FN MA4918 5.000 02/01/53 1,149,014
1,150,487 (g) Fannie Mae Pool, FN MA4942 6.000 03/01/53 1,177,370
901,919 (g) Fannie Mae Pool, FN MA4978 5.000 04/01/53 902,040
503,714 (g) Fannie Mae Pool, FN BW3383 4.500 07/01/52 495,783
3,189,589 (g) Fannie Mae Pool, FN MA4732 4.000 09/01/52 3,064,343
1,232,555 (g) Fannie Mae Pool, FN CB3599 3.500 05/01/52 1,154,865
466,182 (g) Fannie Mae Pool, FN MA5106 5.000 08/01/53 465,885
1,633,511 (g) Freddie Mac Pool, FR RA9629 5.500 08/01/53 1,654,172
1,432,573 Freddie Mac Pool, FR RA6766 2.500 02/01/52 1,251,964
386,649 (g) Freddie Mac Pool, FR SD4810 3.000 04/01/52 351,893
822,675 (g) Freddie Mac Pool, FR SD8220 3.000 06/01/52 739,530
893,115 (g) Freddie Mac Pool, FR QE5382 4.500 07/01/52 879,045
1,212,184 Freddie Mac REMICS, 2021 5160 3.000 09/25/50 927,910
500,000 (e),(f) Freddie Mac STACR REMIC Trust 2020-DNA5, (SOFR30A +
4.800%), 2020 DNA5
10.080 10/25/50 571,003

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 695,000 (e),(f) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A +
2.900%), 2022 DNA3
8.180% 04/25/42 $ 719,682
275,000 (e),(f) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A +
3.350%), 2022 DNA4
8.630 05/25/42 288,581
1,000,000 (e),(f) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A +
4.500%), 2022 DNA5
9.780 06/25/42 1,073,681
165,000 (e),(f) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A +
4.000%), 2022 HQA2
9.280 07/25/42 175,728
285,000 (e),(f) Freddie Mac STACR REMIC Trust 2023-DNA1, (SOFR30A +
3.100%), 2023 DNA1
8.444 03/25/43 298,845
1,383,795 (g) Ginnie Mae II Pool, G2 MA8149 3.500 07/20/52 1,299,832
306,216 (g) Ginnie Mae II Pool, G2 MA7419, 2021 MTGE 3.000 06/20/51 279,591
474,798 (g) Ginnie Mae II Pool, G2 MA7871, 2022 1 2.500 02/20/52 406,870
682,738 (g) Ginnie Mae II Pool, G2 MA8428 5.000 11/20/52 684,885
393,947 (g) Ginnie Mae II Pool, G2 MA8043 3.000 05/20/52 359,152
878,439 (g) Ginnie Mae II Pool, G2 MA8200 4.000 08/20/52 849,146
413,197 Government National Mortgage Association, 2023 111 3.000 02/20/52 298,001
457,759 Government National Mortgage Association, 2022 174 4.500 09/20/52 437,863
801,824 Government National Mortgage Association, 2013 188 2.500 12/20/43 720,722
256,238 Government National Mortgage Association, 2022 124 4.000 07/20/52 218,462
240,632 Government National Mortgage Association, 2021 209 3.000 11/20/51 183,602
100,000 (e),(f) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M +
1.364%), 2021 ARDN
6.461 11/15/36 99,104
823,783 (e) GS Mortgage-Backed Securities Corp Trust 2022-PJ2, 2022 PJ2 3.000 06/25/52 713,199
292,366 (e) GS Mortgage-Backed Securities Trust 2021-PJ10, 2021 PJ10 2.500 03/25/52 243,884
429,142 (e) GS Mortgage-Backed Securities Trust 2022-GR2, 2022 GR2 3.000 08/26/52 371,513
302,182 (e) GS Mortgage-Backed Securities Trust 2022-HP1, 2022 HP1 3.000 09/25/52 261,602
494,928 (e) GS Mortgage-Backed Securities Trust 2022-INV1, 2022 INV1 3.000 07/25/52 428,464
249,022 (e) GS Mortgage-Backed Securities Trust 2022-PJ5, 2022 PJ5 3.000 10/25/52 215,594
257,803 (e) GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1 3.500 02/25/53 231,279
404,995 (e) J.P. Morgan Mortgage Trust 2021-15, 2021 15 2.500 06/25/52 336,826
341,722 (e) J.P. Morgan Mortgage Trust 2022-4, 2022 4 3.000 10/25/52 295,849
215,737 (e) J.P. Morgan Mortgage Trust 2022-6, 2022 6 3.000 11/25/52 187,046
522,149 (e) J.P. Morgan Mortgage Trust 2022-INV3, 2022 INV3 3.000 09/25/52 452,030
127,811 (e) J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2 3.500 09/25/52 115,139
1,187,936 (e) JP Morgan Mortgage Trust 2022-2, 2022 2 3.000 08/25/52 1,028,468
729,940 (e) JP Morgan Mortgage Trust 2022-3, 2022 3 3.000 08/25/52 631,917
1,631,161 (d),(e) JP Morgan Mortgage Trust 2022-LTV1, 2022 LTV1 3.250 07/25/52 1,423,996
600,929 (e) JP Morgan Mortgage Trust Series 2024-3, 2024 3 3.000 05/25/54 520,230
290,591 (e) OBX 2022-INV5 Trust, 2022 INV5 4.000 10/25/52 269,925
665,505 (e) RCKT Mortgage Trust 2022-2, 2022 2 2.500 02/25/52 553,485
86,596 (e) RCKT Mortgage Trust 2022-3, 2022 3 3.000 05/25/52 74,971
179,950 (e) RCKT Mortgage Trust 2022-4, 2022 4 3.500 06/25/52 161,876
112,469 (e) Wells Fargo Mortgage Backed Securities 2021-2 Trust, 2021 2 2.500 06/25/51 93,678
172,843 (e) Wells Fargo Mortgage Backed Securities 2022-2 Trust, 2022 2 2.500 12/25/51 143,749
211,677 (e) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust, 2022
INV1
3.500 03/25/52 190,416
127,006 (e) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust, 2022
INV1
3.000 03/25/52 109,950
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $79,913,623) 79,759,595
PRINCIPAL DESCRIPTION   RATE(h) MATURITY(i) VALUE
61757497 VARIABLE RATE SENIOR LOAN INTERESTS - 13.0% (9.4% of Total Investments) (h) 61757497
AUTOMOBILES & COMPONENTS - 0.1%
235,941 Adient US LLC, Term Loan B2, (TSFR1M + 2.750%) 7.595 01/29/31 236,482
389,025 Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 7.345 05/06/30 389,675
66,340 DexKo Global Inc., Term Loan B, (TSFR3M + 3.750%) 8.615 10/04/28 64,285
TOTAL AUTOMOBILES & COMPONENTS 690,442

PRINCIPAL DESCRIPTION   RATE(h) MATURITY(i) VALUE
CAPITAL GOODS - 0.8%
$ 110,374 (j) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 9.115% 05/17/28 $ 92,793
164,297 Ali Group North America Corporation, Term Loan B, (TSFR1M +
2.000%)
6.960 10/13/28 165,042
63,876 Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 7.355 08/28/28 63,821
148,291 Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 8.195 10/22/28 147,679
69,650 Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.500%) 8.345 11/03/28 69,569
223,586 Chart Industries, Inc., Term Loan B, (TSFR1M + 2.500%) 7.825 03/18/30 223,447
172,364 Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6.855 07/27/28 172,508
20,477 Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
8.447 04/12/28 20,090
150,000 (k) Emrld Borrower LP, Term Loan B, (TBD) TBD TBD 149,889
240,654 Filtration Group Corporation, Term Loan, (TSFR1M + 3.500%) 8.460 10/23/28 241,004
304,398 Fly Funding II S.a.r.l., Term Loan B, (TSFR3M + 1.750%) 7.120 08/11/25 297,754
55,858 Fortna Group Inc, (TSFR3M + 5.500%) 10.914 06/01/29 51,250
244,388 Gates Global LLC, Term Loan B5, (TSFR1M + 2.250%) 7.095 05/23/31 245,140
70,000 (k) Madison Safety & Flow LLC, Term Loan, (TBD) TBD TBD 70,066
84,788 MI Windows and Doors, LLC, Term Loan B2, (TSFR1M + 3.500%) 8.345 03/28/31 85,041
163,593 Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 7.345 04/14/31 163,835
135,712 Standard Industries Inc., Term Loan B, (TSFR1M + 2.000%) 6.920 09/22/28 136,157
445,771 TK Elevator US Newco Inc, Term Loan B, (TSFR1M + 3.500%) 8.588 04/15/30 447,164
105,000 (k) TransDigm Inc, (TBD) TBD TBD 104,704
87,825 TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 7.104 02/28/31 87,581
431,842 Victory Buyer LLC, Term Loan, (TSFR3M + 3.750%) 8.719 11/20/28 417,539
357,304 Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 4.000%) 8.461 08/01/30 359,443
TOTAL CAPITAL GOODS 3,811,516
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
457,287 Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.750%) 8.695 05/15/28 453,344
222,286 Anticimex International AB, Term Loan B1, (TSFR3M + 3.500%) 8.532 11/16/28 222,355
78,550 CHG Healthcare Services Inc., Term Loan, (TSFR1M + 3.250%) 8.460 09/29/28 78,653
248,718 CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 8.460 06/02/28 246,875
171,699 Covanta Holding Corporation, Term Loan B, (TSFR1M + 2.500%) 7.350 11/30/28 172,034
13,191 Covanta Holding Corporation, Term Loan C, (TSFR6M + 2.500%) 7.588 11/30/28 13,217
29,626 Creative Artists Agency, LLC , Term Loan B, (TSFR3M + 3.250%) 11.000 11/27/28 29,644
115,842 Dun & Bradstreet Corporation (The), Term Loan B, (TSFR1M +
2.750%)
7.605 02/09/26 115,874
116,707 Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 8.252 08/01/29 117,014
76,500 Evertec Group, LLC, Term Loan B, (TSFR1M + 3.500%) 8.095 10/15/30 76,787
165,000 (k) First Advantage Holdings LLC, (TBD) TBD TBD 164,484
248,731 Garda World Security Corp, (TSFR1M + 3.500%) 8.597 02/01/29 249,011
255,000 GFL Environmental Inc., Term Loan B, (TSFR3M + 2.000%) 7.321 06/27/31 255,046
100,511 LABL, Inc., Term Loan, First Lien, (TSFR1M + 5.000%) 9.945 10/29/28 98,443
194,625 OMNIA Partners LLC, Term Loan, (TSFR3M + 3.750%) 8.533 07/25/30 195,424
55,000 (k) Prime Security Services Borrower, LLC, Term Loan, (TBD) TBD TBD 55,000
54,863 Prime Security Services Borrower, LLC, Term Loan B, (TSFR1M +
2.250%)
7.445 10/15/30 54,863
112,000 (k) Signal Parent Inc, Term Loan, (TBD) TBD TBD 101,185
592,903 (j) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7.710 03/27/28 566,223
120,000 XPLOR T1 LLC, Term Loan B, (TSFR3M + 4.250%) 8.854 06/13/31 120,600
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,386,076
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
38,422 Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 1.750%) 6.710 08/06/27 38,306
64,993 Avis Budget Car Rental, LLC, Term Loan C, (TSFR1M + 3.000%) 7.945 03/16/29 65,115
102,743 Barentz International B.V., Term Loan B2, (TSFR3M + 4.000%) 8.704 03/28/31 103,299
65,000 (k) CNT Holdings I Corp ,Term Loan, (TBD) TBD TBD 65,225
302,133 CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8.752 11/08/27 303,180
193,393 Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7.960 12/18/28 192,748
116,121 EOS Finco Sarl, Term Loan, (TSFR1M + 6.000%) 10.334 08/03/29 94,811
48,981 Fastlane Parent Company, Inc., Term Loan B, (TSFR1M + 4.500%) 9.345 09/29/28 46,440
634,999 Frontier Communications Corp., Term Loan B, (TSFR3M +
3.500%)
8.832 06/21/31 640,557
50,000 Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 8.286 05/29/31 50,042

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL DESCRIPTION   RATE(h) MATURITY(i) VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 120,000 Johnstone Supply LLC, Term Loan, (TSFR1M + 3.000%) 8.174% 05/16/31 $ 119,850
133,590 (j) Kodiak Building Partners Inc., Term Loan B2, (TSFR3M + 3.750%) 8.595 03/13/28 134,112
248,714 LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8.695 12/20/27 247,563
152,643 Les Schwab Tire Centers, Term Loan B, (TSFR1M + 3.000%) 7.845 04/16/31 152,882
64,838 Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7.845 03/27/31 64,982
540,235 PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8.695 02/14/28 536,425
175,384 Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 7.460 10/15/28 169,026
139,650 Wand NewCo 3, Inc., Term Loan B, (TSFR3M + 3.750%) 8.007 01/30/31 139,650
60,000 White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 8.095 10/19/29 59,636
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,223,849
CONSUMER DURABLES & APPAREL - 0.3%
135,270 ABG Intermediate Holdings 2 LLC, Term Loan B, (TSFR1M +
2.750%)
7.595 12/21/28 135,561
721,307 AI Aqua Merger Sub, Inc., Term Loan B, First Lien, (TSFR1M +
3.500%)
8.701 07/31/28 721,272
248,715 Hayward Industries, Inc., Term Loan, (TSFR1M + 2.750%) 7.460 05/30/28 248,715
5,678 Serta Simmons Bedding, LLC, Term Loan, (1-Month LIBOR +
7.500%)
12.168 08/10/23 4,714
54,225 SRAM, LLC , Term Loan B, (TSFR1M + 2.750%) 7.710 05/18/28 54,292
61,588 Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M + 3.000%) 7.845 03/18/30 60,805
343,147 Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 8.210 10/29/27 324,609
TOTAL CONSUMER DURABLES & APPAREL 1,549,968
CONSUMER SERVICES - 1.5%
54,863 1011778 B.C. Unlimited Liability Company, Term Loan B6,
(TSFR1M + 1.750%)
6.595 09/23/30 54,402
401,761 24 Hour Fitness Worldwide, Inc., Term Loan, (TSFR3M + 5.000%),
(cash 9.865%, PIK 5.000%)
9.865 12/29/25 177,444
50,000 Allwyn Entertainment Financing US LLC ,Term Loan, (TSFR3M +
2.250%)
7.554 06/30/31 50,016
242,503 Alterra Mountain Company, Term Loan, (TSFR1M + 3.500%) 8.497 08/17/28 243,110
498,750 Alterra Mountain Company, Term Loan B4, (TSFR1M + 3.250%) 8.095 08/17/28 500,516
249,375 Alterra Mountain Company, Term Loan B5, (TSFR1M + 3.500%) 8.345 05/31/30 250,517
184,546 AVSC Holding Corp., Term Loan B3, (TSFR3M + 7.500%), (cash
5.000%, PIK 10.000%)
5.000 12/04/26 189,351
198,394 Caesars Entertainment Corp, Term Loan B, (TSFR1M + 2.750%) 7.595 02/06/30 198,781
497,500 Caesars Entertainment Inc., Term Loan B1, (TSFR3M + 2.750%) 7.595 02/06/31 498,239
92,441 Carnival Corporation, Term Loan B2, (TSFR1M + 2.750%) 7.595 08/09/27 92,816
89,775 Cedar Fair, L.P., Term Loan B, (TSFR1M + 2.000%) 6.845 04/18/31 89,753
216,435 Churchill Downs Incorporated, Term Loan B1, (TSFR1M +
2.000%)
6.945 03/17/28 216,435
590,337 ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9.865 09/18/26 591,974
416,909 Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.750%) 8.847 01/29/29 416,230
497,494 Flutter Entertainment PLC, Term Loan B, (TSFR3M + 2.250%) 6.604 11/29/30 498,648
138,000 GBT US III LLC, Term loan B, (TSFR3M + 3.000%) 8.279 07/28/31 137,885
132,980 GVC Holdings (Gibraltar) Limited, Term Loan B, (TSFR6M +
2.750%)
8.014 10/31/29 133,174
54,725 Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.250%)
7.095 01/17/31 54,417
216,036 Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.500%)
7.345 08/02/28 215,046
119,817 IRB Holding Corp, Term Loan B, (TSFR1M + 2.750%) 7.695 12/15/27 119,800
440,042 Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
7.333 04/16/29 440,473
248,752 Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 8.104 11/30/29 239,703
55,835 PCI Gaming Authority, Term Loan, (TSFR1M + 2.000%) 6.845 06/06/31 55,581
165,375 Penn National Gaming, Inc., Term Loan B, (TSFR1M + 2.750%) 7.705 04/20/29 165,944
163,876 Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 8.318 04/04/29 163,095
264,950 SeaWorld Parks & Entertainment, Inc., Term Loan B, (TSFR1M +
2.500%)
7.345 08/25/28 264,728
452,970 Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 9.256 03/06/28 398,520
74 Twin River Worldwide Holdings, Inc., Term Loan B, (TSFR3M +
3.250%)
8.794 10/02/28 70

PRINCIPAL DESCRIPTION   RATE(h) MATURITY(i) VALUE
CONSUMER SERVICES (continued)
$ 261,902 William Morris Endeavor Entertainment, LLC, Term Loan, First
Lien, (TSFR1M + 2.750%)
7.346% 05/16/25 $ 262,393
TOTAL CONSUMER SERVICES 6,719,061
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
69,136 Cardenas Markets, Inc., Term Loan, (TSFR3M + 6.750%) 11.454 08/01/29 68,387
125,000 (k) Heritage Grocers Group LLC, Term Loan, (TBD) TBD TBD 123,646
300,041 (j) US Foods, Inc., Term Loan B, (TSFR1M + 2.000%) 6.845 11/22/28 300,923
52,889 US Foods, Inc., Term Loan B, (TSFR1M + 2.000%) 6.960 09/14/26 52,969
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 545,925
ENERGY - 0.1%
173,940 (j) EG Group Limited, Term Loan B, (TSFR3M + 5.500%) 10.592 02/07/28 174,085
254,702 Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
8.544 11/16/26 254,035
228,538 TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M
+ 3.500%)
8.460 11/05/28 229,129
TOTAL ENERGY 657,249
FINANCIAL SERVICES - 0.2%
44,775 Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.250%) 9.170 12/15/28 44,999
80,166 Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M +
2.000%)
6.961 06/22/28 80,425
465,999 Boost Newco Borrower, LLC, Term loan B, (TSFR3M + 2.500%) 7.104 01/31/31 466,776
167,886 (c),(l) Ditech Holding Corporation, Term Loan 0.000 06/30/24 17
7,759 Focus Financial Partners LLC, (TSFR1M + 3.250%) 0.000 09/10/31 7,745
72,241 Focus Financial Partners LLC, (TSFR1M + 3.250%) 8.095 09/10/31 72,108
55,000 GTCR Everest Borrower LLC, (TSFR1M + 3.000%) 7.604 06/03/31 54,424
122,693 Kestra Advisor Services Holdings A, Inc., Term Loan, (TSFR3M +
4.000%)
9.057 03/24/31 123,191
74,213 NCR Atleos LLC, Term Loan B, (TSFR3M + 4.750%) 10.102 03/27/29 75,171
197,723 Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 6.595 06/24/31 197,555
TOTAL FINANCIAL SERVICES 1,122,411
FOOD, BEVERAGE & TOBACCO - 0.4%
18,806 8th Avenue Food & Provisions, Inc., Term Loan, (TSFR1M +
4.750%)
9.710 10/01/25 18,305
254,088 8th Avenue Food & Provisions, Inc., Term Loan, First Lien,
(TSFR1M + 3.750%)
8.710 10/01/25 247,100
248,575 CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7.710 12/08/28 248,266
21,077 City Brewing Company, LLC, First Lien, (TSFR3M + 3.500%) 10.563 04/14/28 11,118
30,600 (j) City Brewing Company, LLC, Term Loan, (TSFR3M + 6.250%) 11.551 04/05/28 27,081
76,875 City Brewing Company, LLC, Term Loan, (TSFR3M + 3.500%) 9.063 04/14/28 63,037
249,375 Fiesta Purchaser, Inc., Term Loan B, (TSFR1M + 4.000%) 8.845 02/12/31 249,843
34,000 (k) Naked Juice LLC, Term Loan, (TBD) TBD TBD 27,944
32,727 (j) Naked Juice LLC, Term Loan, (TSFR3M + 3.250%) 7.550 01/20/29 26,898
245,954 Pegasus BidCo BV, Term Loan, (TSFR3M + 3.750%) 8.868 07/12/29 246,646
229,797 Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 7.220 07/23/29 229,942
268,037 Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 7.918 03/31/28 267,876
TOTAL FOOD, BEVERAGE & TOBACCO 1,664,056
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
203,433 24 Hour Fitness Worldwide, Inc., Exit Term Loan, (3-Month LIBOR
+ 14.000%)
19.104 09/30/26 111,888
99,250 ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10.595 12/23/27 99,529
213,785 AHP Health Partners, Inc., Term Loan B, (TSFR1M + 3.500%) 8.379 08/24/28 213,919
598,400 Bausch & Lomb, Inc., Term Loan, (TSFR1M + 3.250%) 8.270 05/05/27 596,987
40,000 Concentra Health Services Inc, Term loan B, (TSFR1M + 2.250%) 7.095 06/26/31 39,975
182,256 Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 4.250%)
8.354 04/12/29 182,941
224,029 (j) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8.704 10/01/27 213,808
537,029 Global Medical Response, Inc., Term Loan, (TSFR1M + 4.750%) 10.461 10/02/28 534,806
1,175,022 Medline Borrower, LP, Term Loan B, (TSFR1M + 2.750%) 7.595 10/23/28 1,176,825
188,028 (j) National Mentor Holdings, Inc., Term Loan, (TSFR1M + 3.750%) 8.695 03/02/28 181,297
6,024 (j) National Mentor Holdings, Inc., Term Loan C, (TSFR3M + 3.750%) 8.454 03/02/28 5,808
153,588 Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9.710 02/28/28 153,635

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL DESCRIPTION   RATE(h) MATURITY(i) VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 173,565 Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 3.250%) 7.847% 03/17/31 $ 173,673
615,578 Packaging Coordinators Midco, Inc., Term Loan B, (TSFR3M +
3.250%)
8.095 11/30/27 616,107
689,705 Parexel International Corporation, Term loan B, (TSFR1M +
3.000%)
7.845 11/15/28 690,618
190,041 Phoenix Guarantor Inc, Term Loan, (TSFR1M + 3.250%) 8.095 02/21/31 189,744
115,000 (k) Radiology Partners Inc, Term Loan, (TBD) TBD TBD 112,988
70,000 Resonetics, LLC, Term Loan, (TSFR1M + 3.750%) 8.715 06/06/31 70,175
63,210 Select Medical Corporation, Term Loan B1, (TSFR1M + 3.000%) 7.845 03/05/27 63,539
82,321 (k) Sound Inpatient Physicians Inc, Term Loan, (TBD) TBD TBD 74,089
206,690 Star Parent, Inc., Term Loan B, (TSFR3M + 4.000%) 8.409 09/30/30 201,407
912,974 Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7.670 12/19/30 914,617
247,999 Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 10.502 03/02/27 237,886
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,856,261
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
179,000 (c) Kronos Acquisition Holdings Inc., Term Loan, (TSFR3M + 4.000%) 9.314 06/27/31 170,945
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 170,945
INSURANCE - 0.8%
233,840 Acrisure, LLC, Term Loan B1, (TSFR1M + 3.000%) 8.211 02/16/27 233,597
265,938 (j) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
3.000%)
7.965 09/12/31 264,749
199,000 AssuredPartners, Inc., Term Loan B5, (TSFR1M + 3.500%) 8.345 02/14/31 199,035
91,640 Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 9.195 08/21/28 90,429
127,000 (k) Asurion LLC, Term Loan B7, Term Loan, (TBD) TBD TBD 125,322
202,969 Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 8.210 12/23/26 203,036
126,394 Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 8.210 07/30/27 124,832
647,299 Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.250%) 8.095 05/12/31 645,464
461,883 HUB International Limited, Term loan B, (TSFR3M + 3.000%) 8.225 06/20/30 461,730
319,273 Ryan Specialty LLC, (TSFR1M + 2.250%) 7.095 09/11/31 319,672
84,148 Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR3M + 3.000%)
8.252 06/27/31 84,087
435,000 Truist Insurance Holdings LLC, First Lien, Term Loan, (TSFR1M +
3.250%)
7.854 03/22/31 435,046
323,808 USI, Inc., Term Loan, (TSFR1M + 2.750%) 7.354 11/23/29 323,224
103,953 USI, Inc., Term Loan, (TSFR3M + 2.750%) 7.354 09/27/30 103,758
TOTAL INSURANCE 3,613,981
MATERIALS - 0.5%
30,000 A-AP Buyer Inc, (TSFR3M + 3.250%) 0.000 08/01/31 30,188
24,751 Arsenal AIC Parent LLC, (TSFR1M + 3.250%) 8.095 08/19/30 24,763
71,273 Ascend Performance Materials Operations LLC, Term Loan B,
(TSFR3M + 4.750%)
9.095 08/27/26 66,353
109,337 ASP Unifrax Holdings Inc, Term Loan B, (TSFR3M + 3.750%) 9.235 12/12/25 108,256
170,210 Axalta Coating Systems US Holdings Inc, (TSFR1M + 2.500%) 6.604 12/20/29 170,910
241,166 Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
8.020 04/13/29 240,201
210,000 (j) CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8.615 12/29/27 183,751
186,388 Discovery Purchaser Corporation, Term Loan, (TSFR3M + 4.375%) 9.693 08/03/29 185,844
34,563 INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8.695 03/03/30 34,627
132,436 INEOS Quattro Holdings UK Ltd, Term Loan B, First Lien,
(TSFR1M + 4.250%)
9.195 03/29/29 132,644
200,469 (j) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9.723 02/09/26 189,332
112,742 Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8.529 07/03/28 105,735
249,374 Nouryon Finance B.V., Term Loan B, (TSFR3M + 3.500%) 8.628 04/03/28 250,077
14,850 Nouryon Finance B.V., Term Loan B, (TSFR3M + 3.500%) 8.821 04/03/28 14,903
249,999 (k) Nouryon USA LLC, Term Loan, (TBD) TBD TBD 250,704
94,289 Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 9.229 09/15/28 94,548
166,533 Reynolds Group Holdings Inc. , Term Loan B3, (TSFR1M +
2.500%)
7.747 09/25/28 166,689
54,725 SupplyOne, Inc, Term Loan B, (TSFR1M + 4.250%) 9.095 04/21/31 54,953
44,201 TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 8.210 03/03/28 43,413
94,763 Tronox Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7.354 04/04/29 94,957

PRINCIPAL DESCRIPTION   RATE(h) MATURITY(i) VALUE
MATERIALS (continued)
$ 1,219 W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7.854% 09/22/28 $ 1,223
TOTAL MATERIALS 2,444,071
MEDIA & ENTERTAINMENT - 1.0%
144,346 Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
9.833 10/28/27 140,490
1,312,063 (j) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11.920 01/04/29 1,311,244
118,207 Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6.960 05/03/28 115,281
215,460 Cengage Learning, Inc., Term Loan B, (TSFR6M + 4.250%) 9.538 03/24/31 216,187
248,750 Cinemark USA, Inc., Term Loan B, (TSFR3M + 3.250%) 8.024 05/24/30 249,424
356,605 Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8.960 08/23/28 356,288
437,754 Crown Finance US, Inc., Term Loan, (TSFR1M + 8.500%), (cash
6.455%, PIK 7.000%)
6.455 07/31/28 444,173
322,287 CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 9.597 01/18/28 313,885
112,972 DirecTV Financing, LLC, Term Loan, (TSFR1M + 5.000%) 9.960 08/02/27 113,179
173,011 Dotdash Meredith Inc, Term Loan B, (TSFR1M + 4.000%) 9.301 12/01/28 173,335
77,000 iHeartCommunications, Inc., Term Loan, (TSFR1M + 3.250%) 8.210 05/01/26 66,557
81,000 iHeartCommunications, Inc., Term Loan, (TSFR1M + 3.000%) 7.960 05/01/26 70,415
158,237 McGraw-Hill Global Education Holdings, LLC, Term loan B,
(TSFR3M + 4.000%)
8.604 08/06/31 159,029
82,450 Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 7.815 06/02/28 81,986
140,000 (k) NEP Group Inc, Term Loan, (TBD) TBD TBD 133,000
321,976 NEP Group, Inc., Term Loan B, (TSFR3M + 3.250%), (cash 8.115%,
PIK 1.500%)
8.115 08/19/26 309,700
124,688 Simon & Schuster Inc, Term Loan B, (TSFR3M + 4.000%) 9.255 10/30/30 124,635
135,000 UPC Financing Partnership, Term Loan AX, (TSFR1M + 3.000%) 8.136 01/31/29 134,513
100,000 Virgin Media Bristol LLC, Term Loan Y, (TSFR1M + 3.250%) 8.656 03/06/31 95,639
249,375 Wood Mackenzie Limited, Term Loan B, (TSFR3M + 3.500%) 8.604 02/10/31 250,123
TOTAL MEDIA & ENTERTAINMENT 4,859,083
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
1,345,607 Jazz Financing Lux S.a.r.l., Term Loan B, (TSFR1M + 2.250%) 7.095 05/05/28 1,345,727
1,504 Mallinckrodt International Finance S.A., Term Loan, (TSFR1M +
9.500%)
14.420 11/14/28 1,626
221,000 Maravai Intermediate Holdings, LLC, Term Loan B, (TSFR3M +
4.250%)
8.280 10/19/27 220,241
318,452 Organon & Co, Term Loan B, (TSFR1M + 2.500%) 7.465 05/14/31 318,452
109,429 Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.250%) 7.195 04/05/29 109,521
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,995,567
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
144,688 (j) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M +
3.750%)
8.595 01/31/30 144,959
378,805 Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M
+ 3.000%)
7.845 01/31/30 379,280
3,153 Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M
+ 2.750%)
7.710 08/21/25 3,159
166,000 (j) Forest City Enterprises LP, (TSFR1M + 3.500%) 8.941 12/08/25 160,951
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 688,349
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
3,436 Bright Bidco B.V., Term Loan, (TSFR3M + 4.500%), (cash 6.252%,
PIK 8.000%)
6.689 10/31/27 1,677
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,677
SOFTWARE & SERVICES - 2.2%
119,730 AppLovin Corporation, Term Loan, (TSFR1M + 2.500%) 7.345 10/25/28 119,869
65,407 Apttus Corporation, Term loan B, (TSFR3M + 3.500%) 8.557 05/08/28 65,726
575,888 Avaya, Inc., Term Loan, (TSFR3M + –%) 12.168 08/01/28 510,896
313,404 Banff Merger Sub Inc, Term loan B, (TSFR3M + 3.750%) 9.005 07/30/31 313,155
363,942 Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 3.000%) 7.595 10/30/26 363,851
497,500 Cotiviti Corporation, Term Loan, (TSFR1M + 3.250%) 8.451 04/30/31 497,811
125,000 Drake Software, LLC, Term Loan B, (TSFR1M + 4.250%) 9.095 06/05/31 120,625
111,037 DTI Holdco, Inc., Term Loan, (TSFR1M + 4.750%) 9.595 04/21/29 111,612

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL DESCRIPTION   RATE(h) MATURITY(i) VALUE
SOFTWARE & SERVICES (continued)
$ 110,000 (k) Envestnet Inc, Term Loan, (TBD) TBD TBD $ 109,645
592,450 Epicor Software Corporation, Term Loan, (TSFR1M + 3.250%) 8.095% 05/23/31 593,590
125,000 Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%) 8.595 05/08/31 124,922
142,048 Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6.595 09/12/29 141,749
736,665 Genesys Cloud Services Holdings II LLC, First Lien, Term Loan B,
(TSFR1M + 3.500%)
8.345 12/01/27 738,997
117,824 IGT Holding IV AB, Term Loan B2, (TSFR3M + 3.400%) 8.972 03/29/28 117,824
265,663 Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 7.095 10/30/28 265,717
243,750 Instructure Holdings, Inc., Term Loan B, (TSFR3M + 2.750%) 8.074 10/30/28 244,207
200,000 (k) Leia Finco US LLC ,Term Loan, (TBD) TBD TBD 197,166
39,900 Marcel LUX IV SARL, Term Loan B5, (TSFR1M + 4.000%) 9.340 10/07/30 40,199
476,462 McAfee, LLC, Term Loan B, (TSFR1M + 3.250%) 8.451 03/01/29 475,383
254,000 Mitchell International, Inc., Term Loan, (TSFR1M + 3.250%) 8.095 06/06/31 250,582
400,721 Open Text Corporation, Term Loan B, (TSFR1M + 2.250%) 7.095 01/31/30 402,656
87,340 Peraton Corp., Term Loan B, (TSFR1M + 3.750%) 8.695 02/01/28 84,238
114,713 Perforce Software, Inc., Term Loan, (TSFR1M + 4.750%) 9.595 03/24/31 114,713
248,695 Perforce Software, Inc., Term Loan B, (TSFR1M + 3.750%) 8.695 07/01/26 248,108
63,561 Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7.845 08/31/28 63,602
94,050 Quartz Acquireco LLC, Term Loan B, (TSFR3M + 2.750%) 7.354 06/28/30 94,227
221,789 Rackspace Technology Global, Inc., Term Loan, First Lien,
(TSFR1M + 6.250%)
11.483 05/15/28 225,647
447,840 Rackspace Technology Global, Inc., Term Loan, First Lien,
(TSFR1M + 2.750%)
7.983 05/15/28 249,953
163,350 Rocket Software, Inc., Term Loan B, (TSFR1M + 4.750%) 9.595 11/28/28 163,713
311,061 Sophia, L.P., Term Loan B, (TSFR1M + 3.500%) 8.445 10/29/29 312,202
210,991 SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6.845 05/09/31 211,224
125,000 (k) Synechron Inc, Term Loan, (TBD) TBD TBD 124,063
573,509 Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11.604 05/10/29 567,846
209,404 Tempo Acquisition LLC, Term Loan B, (TSFR1M + 2.250%) 7.095 08/31/28 209,746
65,000 (k) Thunder Generation Funding LLC, (TBD) TBD TBD 65,000
787,543 Ultimate Software Group Inc (The), Term Loan B, (TSFR3M +
3.500%)
8.555 02/10/31 788,527
49,491 Vision Solutions, Inc., Term Loan, (TSFR3M + 4.000%) 9.514 04/24/28 48,316
254,788 (j) VS Buyer, LLC, Term Loan B, (TSFR1M + 3.250%) 8.347 04/14/31 255,530
165,655 West Corporation, Term Loan B3, (TSFR3M + 4.000%) 9.502 04/12/27 147,392
92,685 WEX Inc., Term Loan, (TSFR1M + 2.250%) 6.845 04/03/28 92,966
248,750 Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7.595 09/28/29 248,893
TOTAL SOFTWARE & SERVICES 10,122,088
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
558,395 (j) CommScope, Inc., Term Loan B, (TSFR1M + 3.250%) 8.210 04/06/26 542,225
108,383 Ingram Micro Inc, (TSFR3M + –%) 7.564 09/22/31 108,519
151,479 MLN US HoldCo LLC, Term Loan, (TSFR3M + 6.700%) 12.079 10/18/27 16,663
260,655 MLN US HoldCo LLC, Term Loan, First Lien, (TSFR3M + 4.500%) 9.414 12/01/25 15,639
158,277 (j) Riverbed Technology, Inc., Term Loan, (TSFR3M + 2.500%) 7.104 07/03/28 98,610
60,000 (k) Viasat Inc, Term Loan, (TBD) TBD TBD 55,125
60,000 (k) Viasat Inc, Term Loan, (TBD) TBD TBD 54,881
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 891,662
TELECOMMUNICATION SERVICES - 0.7%
129,218 (j) Altice France S.A., Term Loan B12, (TSFR3M + 3.688%) 9.250 02/02/26 110,845
204,247 Altice France S.A., Term Loan B13, (TSFR1M + 4.000%) 9.380 08/14/26 168,505
120,331 Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 3.250%) 8.195 11/24/28 120,226
201,761 (l) Cyxtera DC Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 0.000 05/01/25 1,110
15,000 (k) Dawn Acquisitions LLC, Term Loan, (TBD) TBD TBD 14,775
287,434 (j) Digicel International Finance Limited, Term Loan, (TSFR3M +
6.750%), (cash 12.002%, PIK 1.500%)
12.002 05/27/27 284,999
248,747 Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 7.095 09/20/30 244,782
272,630 (j) Level 3 Financing Inc., Term Loan B1, (TSFR1M + 6.560%) 11.414 04/16/29 278,798
331,370 (j) Level 3 Financing Inc., Term Loan B2, (TSFR1M + 6.560%) 11.414 04/15/30 338,027
148,000 (k) Lumen Technologies Inc, Term Loan, (TBD) TBD TBD 142,968
249,000 (k) Lumen Technologies, Inc., Term Loan B2, (TBD) TBD TBD 216,476
300,000 (k) Virgin Media Bristol LLC, Term Loan N, (TBD) TBD TBD 287,499
759,001 (j) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7.970 03/09/27 695,514

PRINCIPAL DESCRIPTION   RATE(h) MATURITY(i) VALUE
TELECOMMUNICATION SERVICES (continued)
$ 480,992 Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 7.711% 04/28/28 $ 470,336
TOTAL TELECOMMUNICATION SERVICES 3,374,860
TRANSPORTATION - 0.4%
121,789 AAdvantage Loyalty IP Ltd., Term Loan, (TSFR3M + 4.750%) 10.294 04/20/28 125,391
193,538 Air Canada, Term Loan B, (TSFR3M + 2.500%) 7.253 03/21/31 194,263
186,916 Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.750%) 7.595 07/01/31 186,773
147,755 Brown Group Holding, LLC, Term Loan B2, (TSFR3M + 2.750%) 7.837 07/01/31 147,611
134,866 First Student Bidco Inc, Term Loan B, (TSFR3M + 3.000%) 7.668 07/21/28 135,193
56,588 First Student Bidco Inc, Term Loan C, (TSFR3M + 3.000%) 7.668 07/21/28 56,726
225,418 KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.750%) 7.710 09/25/28 225,349
117,909 KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 4.000%) 8.345 09/23/28 118,310
114,790 (j) PODS, LLC, Term Loan B, (TSFR3M + 3.000%) 8.514 03/31/28 108,821
129,549 SkyMiles IP Ltd., Term Loan B, (TSFR3M + 3.750%) 9.032 10/20/27 132,108
498,749 United Airlines, Inc., Term Loan B, (TSFR3M + 2.750%) 8.033 02/24/31 500,309
124,991 WestJet Loyalty LP, Term Loan B, (TSFR3M + 3.750%) 8.354 02/14/31 123,871
TOTAL TRANSPORTATION 2,054,725
UTILITIES - 0.3%
25,000 (k) EFS Cogen Holdings I LLC, Term Loan, (TBD) TBD TBD 25,078
648,541 Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8.596 05/17/30 651,338
532,193 Talen Energy Supply, LLC, Term Loan C, (TSFR3M + 3.500%) 8.596 05/17/30 534,490
2,855 Vistra Operations Company LLC, Term Loan B3, First Lien,
(TSFR1M + 2.000%)
6.845 12/20/30 2,859
99,500 Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.750%)
7.595 04/30/31 99,910
TOTAL UTILITIES 1,313,675
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $62,392,947) 61,757,497
SHARES   DESCRIPTION   VALUE
61000831
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 12.9% (9.2% of Total
Investments) 61000831
DATA CENTER REITS - 1.6%
22,925 (d) Digital Realty Trust Inc 3,709,953
4,409 (d) Equinix Inc 3,913,560
TOTAL DATA CENTER REITS 7,623,513
HEALTH CARE REITS - 1.3%
5,000 American Healthcare REIT Inc 130,500
30,000 (d) Healthpeak Properties Inc 686,100
33,100 Parkway Life Real Estate Investment Trust 108,058
15,000 Sabra Health Care REIT Inc 279,150
23,300 Ventas Inc 1,494,229
26,600 Welltower Inc 3,405,598
TOTAL HEALTH CARE REITS 6,103,635
HOTEL & RESORT REITS - 0.2%
41,000 Host Hotels & Resorts Inc 721,600
TOTAL HOTEL & RESORT REITS 721,600
INDUSTRIAL REITS - 2.3%
3,800 EastGroup Properties Inc 709,916
14,100 Lineage Inc 1,105,158
52,912 (d) Prologis Inc 6,681,728
19,500 Rexford Industrial Realty Inc 981,045
18,700 Terreno Realty Corp 1,249,721
TOTAL INDUSTRIAL REITS 10,727,568
MULTI-FAMILY RESIDENTIAL REITS - 1.1%
10,300 AvalonBay Communities Inc 2,320,075
4,200 Camden Property Trust 518,826
11,700 (d) Equity Residential 871,182
3,700 Essex Property Trust Inc 1,093,054
3,700 Mid-America Apartment Communities Inc 587,930
TOTAL MULTI-FAMILY RESIDENTIAL REITS 5,391,067

Portfolio of Investments September 30, 2024
(continued)
NMAI

SHARES   DESCRIPTION   VALUE
OFFICE REITS - 0.5%
6,800 BXP Inc $ 547,128
17,200 SL Green Realty Corp 1,197,292
12,600 Vornado Realty Trust 496,440
TOTAL OFFICE REITS 2,240,860
OTHER SPECIALIZED REITS - 0.9%
18,400 (d) Gaming and Leisure Properties Inc 946,680
9,400 Iron Mountain Inc 1,117,002
67,900 (d) VICI Properties Inc 2,261,749
TOTAL OTHER SPECIALIZED REITS 4,325,431
RETAIL REITS - 1.8%
32,600 Brixmor Property Group Inc 908,236
61,300 Kimco Realty Corp 1,423,386
27,800 Kite Realty Group Trust 738,368
19,000 Realty Income Corp 1,204,980
13,000 (d) Regency Centers Corp 938,990
20,900 (d) Simon Property Group Inc 3,532,518
TOTAL RETAIL REITS 8,746,478
SELF-STORAGE REITS - 0.7%
9,300 Extra Space Storage Inc 1,675,767
4,400 (d) Public Storage 1,601,028
TOTAL SELF-STORAGE REITS 3,276,795
SINGLE-FAMILY RESIDENTIAL REITS - 0.9%
31,500 (d) American Homes 4 Rent, Class A 1,209,285
18,600 Equity LifeStyle Properties Inc 1,326,924
13,200 Invitation Homes Inc 465,432
8,900 Sun Communities Inc 1,202,835
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 4,204,476
TELECOM TOWER REITS - 1.6%
23,000 American Tower Corp 5,348,880
10,200 (d) Crown Castle Inc 1,210,026
4,489 (d) SBA Communications Corp 1,080,502
TOTAL TELECOM TOWER REITS 7,639,408
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $43,577,676) 61,000,831
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
42871082
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 9.0% (6.5% of Total
Investments) 42871082
ANGOLA - 0.1%
$ 270,000 (e) Angolan Government International Bond 9.375% 05/08/48 228,150
200,000 (e) Angolan Government International Bond 8.750 04/14/32 179,342
TOTAL ANGOLA 407,492
ARGENTINA - 0.1%
475,000 Argentine Republic Government International Bond 4.125 07/09/35 227,999
200,000 Argentine Republic Government International Bond 5.000 01/09/38 104,284
457,615 (e) Provincia de Buenos Aires/Government Bonds 6.375 09/01/37 217,367
139,000 (e) YPF SA 6.950 07/21/27 135,246
TOTAL ARGENTINA 684,896
AUSTRALIA - 0.3%
200,000 AngloGold Ashanti Holdings PLC 3.375 11/01/28 188,415
200,000 AngloGold Ashanti Holdings PLC 3.750 10/01/30 184,910
840,000 QBE Insurance Group Ltd, Reg S 6.750 12/02/44 839,405
TOTAL AUSTRALIA 1,212,730
BARBADOS - 0.0%
200,000 (e) Barbados Government International Bond 6.500 10/01/29 191,500
TOTAL BARBADOS 191,500

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
BELGIUM - 0.0%
$ 25,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.900% 02/01/46 $ 24,621
10,000 Anheuser-Busch InBev Worldwide Inc 5.000 06/15/34 10,422
TOTAL BELGIUM 35,043
BENIN - 0.1%
EUR 190,000 (e) Benin Government International Bond 4.950 01/22/35 177,147
EUR 100,000 (e) Benin Government International Bond 6.875 01/19/52 92,988
TOTAL BENIN 270,135
BRAZIL - 0.6%
200,000 (e) B3 SA - Brasil Bolsa Balcao 4.125 09/20/31 184,379
200,000 (e) Banco do Brasil SA/Cayman 4.875 01/11/29 198,363
BRL 1,150,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 190,120
BRL 900,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 158,179
340,000 Brazilian Government International Bond 6.000 10/20/33 344,643
210,000 Brazilian Government International Bond 5.000 01/27/45 172,995
200,000 Brazilian Government International Bond 4.750 01/14/50 152,809
200,000 (e) Klabin Austria GmbH 3.200 01/12/31 177,442
200,000 (e) LD Celulose International GmbH 7.950 01/26/32 205,250
200,000 (e) Minerva Luxembourg SA 8.875 09/13/33 218,073
145,000 Petrobras Global Finance BV 6.750 06/03/50 143,228
115,000 Petrobras Global Finance BV 5.500 06/10/51 97,468
200,000 (e) Raizen Fuels Finance SA 5.700 01/17/35 200,200
TOTAL BRAZIL 2,443,149
CAMEROON - 0.0%
EUR 100,000 (e) Republic of Cameroon International Bond 5.950 07/07/32 90,101
TOTAL CAMEROON 90,101
CANADA - 0.2%
75,000 (e) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 69,161
150,000 (e) Air Canada 3.875 08/15/26 146,068
45,000 Canadian Pacific Railway Co 2.050 03/05/30 40,276
5,000 Cenovus Energy Inc 5.400 06/15/47 4,841
330,000 Enbridge Inc 5.750 07/15/80 324,007
175,000 Enbridge Inc 5.500 07/15/77 170,192
25,000 Enbridge Inc 2.500 08/01/33 20,994
25,000 Nutrien Ltd 4.900 03/27/28 25,494
75,000 (e) Open Text Holdings Inc 4.125 12/01/31 68,923
TOTAL CANADA 869,956
CHILE - 0.3%
198,208 (e) Alfa Desarrollo SpA 2021 1 4.550 09/27/51 156,607
175,000 (e) Cia Cervecerias Unidas SA 3.350 01/19/32 155,142
200,000 (e) Corp Nacional del Cobre de Chile 6.440 01/26/36 217,750
200,000 (e) Corp Nacional del Cobre de Chile 3.000 09/30/29 184,379
150,000 (e) Empresa Nacional de Telecomunicaciones SA 3.050 09/14/32 128,361
200,000 (e) Empresa Nacional del Petroleo 6.150 05/10/33 212,489
200,000 (e) Inversiones CMPC SA 6.125 06/23/33 211,912
TOTAL CHILE 1,266,640
CHINA - 0.1%
200,000 (e) ENN Clean Energy International Investment Ltd 3.375 05/12/26 194,217
200,000 (e) Lenovo Group Ltd 3.421 11/02/30 186,104
TOTAL CHINA 380,321
COLOMBIA - 0.3%
200,000 Colombia Government International Bond 8.000 11/14/35 213,165
350,000 Colombia Government International Bond 3.125 04/15/31 288,749
200,000 Colombia Government International Bond 7.500 02/02/34 207,407
COP 415,000,000 Colombian TES 6.000 04/28/28 89,786
COP 688,000,000 Colombian TES 7.000 06/30/32 139,652
200,000 Ecopetrol SA 4.625 11/02/31 171,702
200,000 Ecopetrol SA 5.875 11/02/51 145,383
200,000 (e) Empresas Publicas de Medellin ESP 4.250 07/18/29 182,545
200,000 (e) Grupo Aval Ltd 4.375 02/04/30 178,096
TOTAL COLOMBIA 1,616,485

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
COSTA RICA - 0.1%
$ 200,000 (e) Costa Rica Government International Bond 6.550% 04/03/34 $ 212,554
200,000 (e) Instituto Costarricense de Electricidad 6.750 10/07/31 207,310
200,000 (e) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 219,060
TOTAL COSTA RICA 638,924
COTE D'IVOIRE - 0.1%
395,000 Ivory Coast Government International Bond, Reg S 6.125 06/15/33 371,791
EUR 170,000 Ivory Coast Government International Bond, Reg S 6.875 10/17/40 167,028
TOTAL COTE D'IVOIRE 538,819
CZECH REPUBLIC - 0.0%
CZK 4,300,000 Czech Republic Government Bond 1.750 06/23/32 166,819
TOTAL CZECH REPUBLIC 166,819
DOMINICAN REPUBLIC - 0.2%
200,000 (e) Aeropuertos Dominicanos Siglo XXI SA 7.000 06/30/34 209,480
150,000 (e) Dominican Republic International Bond 7.050 02/03/31 161,381
125,000 Dominican Republic International Bond, Reg S 7.450 04/30/44 141,613
150,000 (e) Dominican Republic International Bond 4.875 09/23/32 142,612
DOP 6,700,000 (e) Dominican Republic International Bond 13.000 06/10/34 130,529
TOTAL DOMINICAN REPUBLIC 785,615
ECUADOR - 0.1%
372,513 (e) Ecuador Government International Bond 1.000 07/31/35 211,182
137,000 Ecuador Government International Bond, Reg S 5.500 07/31/35 77,667
TOTAL ECUADOR 288,849
EGYPT - 0.2%
200,000 (e) Egypt Government International Bond 7.600 03/01/29 192,753
300,000 Egypt Government International Bond, Reg S 7.903 02/21/48 231,687
220,000 (e) Egypt Government International Bond 7.300 09/30/33 186,771
225,000 (e) Egypt Government International Bond 8.500 01/31/47 181,373
205,000 (e) Egypt Government International Bond 8.875 05/29/50 169,335
TOTAL EGYPT 961,919
EL SALVADOR - 0.1%
190,000 (e) El Salvador Government International Bond 7.125 01/20/50 143,867
135,000 El Salvador Government International Bond, Reg S 6.375 01/18/27 129,251
150,000 (e) El Salvador Government International Bond 0.250 04/17/30 2,995
TOTAL EL SALVADOR 276,113
FRANCE - 0.0%
10,000 TotalEnergies Capital SA 5.488 04/05/54 10,334
TOTAL FRANCE 10,334
GERMANY - 0.0%
30,000 Deutsche Bank AG/New York NY 6.819 11/20/29 32,294
TOTAL GERMANY 32,294
GHANA - 0.1%
250,000 (e) Ghana Government International Bond 8.750 03/11/61 133,568
235,000 (e) Ghana Government International Bond 7.750 04/07/29 123,375
355,000 (e) Ghana Government International Bond 7.625 05/16/29 185,044
200,000 (e) Kosmos Energy Ltd 7.500 03/01/28 193,557
TOTAL GHANA 635,544
GUATEMALA - 0.1%
200,000 (e) CT Trust 5.125 02/03/32 183,370
200,000 (e) Guatemala Government Bond 3.700 10/07/33 171,388
180,000 (e) Millicom International Cellular SA 2029 2029 6.250 03/25/29 179,065
TOTAL GUATEMALA 533,823
HONDURAS - 0.0%
175,000 (e) Honduras Government International Bond 5.625 06/24/30 154,788
TOTAL HONDURAS 154,788
HUNGARY - 0.1%
HUF 16,000,000 Hungary Government Bond 2.000 05/23/29 38,198
HUF 11,500,000 Hungary Government Bond 2.750 12/22/26 30,352
200,000 (e) Hungary Government International Bond 5.250 06/16/29 202,846

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
HUNGARY
$ 200,000 (e) Magyar Export-Import Bank Zrt 6.125% 12/04/27 $ 205,512
TOTAL HUNGARY 476,908
INDIA - 0.3%
200,000 (e) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 170,208
200,000 (e) Indian Railway Finance Corp Ltd 3.570 01/21/32 185,656
200,000 (e) IRB Infrastructure Developers Ltd 7.110 03/11/32 207,801
200,000 (e) JSW Steel Ltd 5.050 04/05/32 183,608
200,000 (e) Network i2i Ltd 3.975 06/03/73 193,998
200,000
(e) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries 4.500 07/14/28 187,195
200,000 (e) Shriram Finance Ltd 6.150 04/03/28 200,068
TOTAL INDIA 1,328,534
INDONESIA - 0.3%
200,000 (e) Indika Energy Tbk PT 8.750 05/07/29 204,536
IDR 1,500,000,000 Indonesia Treasury Bond 7.125 06/15/38 102,901
IDR 2,089,999,999 Indonesia Treasury Bond 7.000 09/15/30 142,562
200,000 (e) Medco Maple Tree Pte Ltd 8.960 04/27/29 210,999
200,000 (e) Pertamina Persero PT 2.300 02/09/31 174,000
335,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg
S 3.875 07/17/29 323,785
200,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg
S 5.250 05/15/47 189,405
TOTAL INDONESIA 1,348,188
IRAQ - 0.0%
175,000 (e) Iraq International Bond 5.800 01/15/28 169,582
TOTAL IRAQ 169,582
IRELAND - 0.0%
60,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.100 01/15/27 62,128
TOTAL IRELAND 62,128
ISRAEL - 0.2%
180,000 (e) Energean Israel Finance Ltd, Reg S 4.875 03/30/26 171,506
200,000 (e) Israel Electric Corp Ltd, Reg S 4.250 08/14/28 191,804
200,000 Israel Government International Bond 5.375 03/12/29 203,225
32,000 (e) Leviathan Bond Ltd, Reg S 6.125 06/30/25 31,457
75,000 (e) Leviathan Bond Ltd, Reg S 6.750 06/30/30 68,250
127,000 (e) Leviathan Bond Ltd, Reg S 6.500 06/30/27 120,216
TOTAL ISRAEL 786,458
JAMAICA - 0.1%
215,000 Jamaica Government International Bond 7.875 07/28/45 265,660
200,000 (e) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 207,300
TOTAL JAMAICA 472,960
JORDAN - 0.0%
200,000 (e) Jordan Government International Bond 5.850 07/07/30 188,501
TOTAL JORDAN 188,501
KAZAKHSTAN - 0.1%
200,000 (e) Development Bank of Kazakhstan JSC 5.500 04/15/27 201,995
200,000 (e) KazMunayGas National Co JSC 3.500 04/14/33 174,211
200,000 (e) Tengizchevroil Finance Co International Ltd 4.000 08/15/26 195,230
TOTAL KAZAKHSTAN 571,436
KENYA - 0.1%
200,000 (e) Republic of Kenya Government International Bond 7.250 02/28/28 192,067
200,000 (e) Republic of Kenya Government International Bond 6.300 01/23/34 163,567
TOTAL KENYA 355,634
MACAU - 0.1%
200,000 (e) MGM China Holdings Ltd 7.125 06/26/31 205,822
200,000 Sands China Ltd 5.125 08/08/25 199,567
TOTAL MACAU 405,389

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
MALAYSIA - 0.1%
MYR 600,000 Malaysia Government Bond 3.900% 11/30/26 $ 147,446
$ 215,000 (e) MISC Capital Two Labuan Ltd 3.750 04/06/27 211,322
200,000 (e) Petronas Capital Ltd 3.500 04/21/30 191,875
205,000 (e) Petronas Capital Ltd 3.404 04/28/61 149,261
TOTAL MALAYSIA 699,904
MEXICO - 0.9%
200,000 (e) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720 08/11/31 182,474
200,000 (e) Banco Nacional de Comercio Exterior SNC/Cayman Islands 4.375 10/14/25 198,879
192,683 (e) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 199,909
200,000 (e) Braskem Idesa SAPI 6.990 02/20/32 157,651
200,000 (e) Comision Federal de Electricidad 6.125 06/16/45 192,011
200,000 (e) Electricidad Firme de Mexico Holdings SA de CV 4.900 11/20/26 193,854
200,000
(e) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple 7.250 01/31/41 208,540
200,000 (e) Grupo Aeromexico SAB de CV 8.500 03/17/27 202,103
MXN 2,350,000 Mexican Bonos 7.500 06/03/27 114,680
MXN 875,000 Mexican Bonos 7.750 05/29/31 41,240
MXN 3,600,000 Mexican Bonos 8.500 11/18/38 168,222
300,000 Mexico Government International Bond 4.400 02/12/52 230,257
250,000 Mexico Government International Bond 6.400 05/07/54 250,092
200,000 Mexico Government International Bond 4.280 08/14/41 163,189
200,000 (e) Nemak SAB de CV 3.625 06/28/31 162,392
140,000 Petroleos Mexicanos 6.375 01/23/45 97,585
245,000 Petroleos Mexicanos 5.950 01/28/31 212,045
445,000 Petroleos Mexicanos 6.840 01/23/30 412,090
412,000 Petroleos Mexicanos 6.750 09/21/47 295,201
EUR 100,000 Petroleos Mexicanos, Reg S 3.625 11/24/25 108,804
25,000 Petroleos Mexicanos 6.500 01/23/29 23,624
TOTAL MEXICO 3,814,842
MONGOLIA - 0.1%
300,000 (e) Mongolia Government International Bond 5.125 04/07/26 295,646
TOTAL MONGOLIA 295,646
MOROCCO - 0.1%
200,000 (e) Morocco Government International Bond 5.500 12/11/42 189,737
200,000 (e) OCP SA 5.125 06/23/51 162,500
TOTAL MOROCCO 352,237
NETHERLANDS - 0.2%
185,000 Aegon Ltd 5.500 04/11/48 184,392
200,000 VEON Holdings BV, Reg S 4.000 04/09/25 194,220
375,000 (e) Ziggo Bond Co BV 6.000 01/15/27 374,815
TOTAL NETHERLANDS 753,427
NIGERIA - 0.1%
200,000 (e) Nigeria Government International Bond 8.375 03/24/29 193,641
200,000 Nigeria Government International Bond, Reg S 7.625 11/28/47 153,075
200,000 (e) Nigeria Government International Bond 7.375 09/28/33 169,968
TOTAL NIGERIA 516,684
OMAN - 0.1%
385,000 Oman Government International Bond, Reg S 5.625 01/17/28 393,983
200,000 Oman Government International Bond, Reg S 6.750 01/17/48 216,450
TOTAL OMAN 610,433
PAKISTAN - 0.0%
260,000 (e) Pakistan Government International Bond 8.875 04/08/51 208,130
TOTAL PAKISTAN 208,130
PANAMA - 0.3%
200,000 (e) Aeropuerto Internacional de Tocumen SA 5.125 08/11/61 157,998
200,000 (e) C&W Senior Finance Ltd 6.875 09/15/27 199,305
200,000 (e) Empresa de Transmision Electrica SA 5.125 05/02/49 157,086
190,000 Panama Bonos del Tesoro 3.362 06/30/31 155,156
200,000 Panama Government International Bond 8.000 03/01/38 225,859
300,000 Panama Government International Bond 4.500 04/01/56 215,502

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
PANAMA
$ 155,000 Panama Government International Bond 6.700% 01/26/36 $ 161,332
172,354 (e) UEP Penonome II SA 2020 1 6.500 10/01/38 149,343
TOTAL PANAMA 1,421,581
PARAGUAY - 0.0%
200,000 (e) Paraguay Government International Bond 6.000 02/09/36 210,839
TOTAL PARAGUAY 210,839
PERU - 0.2%
120,000 (e) Banco de Credito del Peru S.A 3.125 07/01/30 117,062
65,000 (e) Banco de Credito del Peru S.A 3.250 09/30/31 61,646
200,000 (e) Niagara Energy SAC 5.746 10/03/34 200,974
PEN 300,000 Peru Government Bond 5.400 08/12/34 75,974
200,000 Peruvian Government International Bond 3.000 01/15/34 171,333
PEN 250,000 (e) Peruvian Government International Bond 5.400 08/12/34 63,311
85,000 Peruvian Government International Bond 5.375 02/08/35 87,041
TOTAL PERU 777,341
PHILIPPINES - 0.0%
200,000 Philippine Government International Bond 4.200 03/29/47 178,740
TOTAL PHILIPPINES 178,740
POLAND - 0.2%
200,000 (e) Bank Gospodarstwa Krajowego 5.375 05/22/33 205,318
200,000 (e) Bank Gospodarstwa Krajowego 5.750 07/09/34 209,731
PLN 370,000 Republic of Poland Government Bond 0.250 10/25/26 87,855
PLN 525,000 Republic of Poland Government Bond 2.750 10/25/29 123,492
PLN 375,000 Republic of Poland Government Bond 6.000 10/25/33 103,033
142,000 Republic of Poland Government International Bond 5.500 04/04/53 145,276
TOTAL POLAND 874,705
QATAR - 0.1%
310,000 (e) QatarEnergy 3.300 07/12/51 232,328
200,000 QNB Finance Ltd, Reg S 2.625 05/12/25 196,910
TOTAL QATAR 429,238
REPUBLIC OF SERBIA - 0.0%
200,000 (e) Serbia International Bond 6.500 09/26/33 214,008
TOTAL REPUBLIC OF SERBIA 214,008
ROMANIA - 0.1%
RON 550,000 Romania Government Bond 3.650 09/24/31 104,590
RON 200,000 Romania Government Bond 4.150 01/26/28 41,831
EUR 185,000 (e) Romanian Government International Bond 5.250 05/30/32 206,676
102,000 (e) Romanian Government International Bond 5.875 01/30/29 104,467
100,000 (e) Romanian Government International Bond 5.750 03/24/35 99,350
TOTAL ROMANIA 556,914
RWANDA - 0.1%
300,000 (e) Rwanda International Government Bond 5.500 08/09/31 248,061
TOTAL RWANDA 248,061
SAUDI ARABIA - 0.2%
200,000 (e) EIG Pearl Holdings Sarl 4.387 11/30/46 164,712
200,000 Saudi Arabian Oil Co, Reg S 4.250 04/16/39 182,094
385,000 Saudi Government International Bond, Reg S 3.750 01/21/55 284,510
325,000 (e) Saudi Government International Bond 2.250 02/02/33 271,187
TOTAL SAUDI ARABIA 902,503
SENEGAL - 0.1%
215,000 Senegal Government International Bond, Reg S 6.750 03/13/48 158,976
200,000 (e) Senegal Government International Bond 6.750 03/13/48 147,885
TOTAL SENEGAL 306,861
SOUTH AFRICA - 0.5%
500,000 (e) Eskom Holdings SOC Ltd 8.450 08/10/28 529,446
200,000 (e) Eskom Holdings SOC Ltd 6.350 08/10/28 203,420
200,000 (e) MTN Mauritius Investments Ltd 6.500 10/13/26 202,997
ZAR 4,000,000 Republic of South Africa Government Bond 8.875 02/28/35 214,264
ZAR 975,000 Republic of South Africa Government Bond 7.000 02/28/31 50,524
225,000 Republic of South Africa Government International Bond 5.875 04/20/32 224,184

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
SOUTH AFRICA
$ 200,000 Republic of South Africa Government International Bond 5.375% 07/24/44 $ 166,325
200,000 Republic of South Africa Government International Bond 5.650 09/27/47 166,520
200,000 (e) Sasol Financing USA LLC 8.750 05/03/29 211,520
250,000 (e) Transnet SOC Ltd 8.250 02/06/28 259,146
TOTAL SOUTH AFRICA 2,228,346
SRI LANKA - 0.0%
415,000 (e) Sri Lanka Government International Bond 6.850 11/03/25 233,142
TOTAL SRI LANKA 233,142
SUPRANATIONAL - 0.1%
INR 5,000,000 Asian Development Bank 6.150 02/25/30 58,341
200,000 (e) Banque Ouest Africaine de Developpement 4.700 10/22/31 180,480
INR 12,500,000 European Bank for Reconstruction & Development 6.300 10/26/27 147,744
TOTAL SUPRANATIONAL 386,565
SWITZERLAND - 0.1%
1,645,000 (c) Credit Suisse Group AG 7.250 03/12/72 193,287
300,000 (c) Credit Suisse Group AG 6.380 02/21/72 35,250
575,000 (c) Credit Suisse Group AG 7.500 06/11/72 67,563
735,000 (c) Credit Suisse Group AG 7.500 01/17/72 86,363
1,000,000 (c) Credit Suisse Group AG 0.000 01/17/72 117,500
25,000 (e) UBS Group AG 5.617 09/13/30 26,122
TOTAL SWITZERLAND 526,085
THAILAND - 0.1%
200,000 (e) Bangkok Bank PCL/Hong Kong 5.650 07/05/34 210,131
200,000 (e) Bangkok Bank PCL/Hong Kong 3.466 09/23/36 176,348
THB 3,600,000 Thailand Government Bond 1.585 12/17/35 101,638
TOTAL THAILAND 488,117
TURKEY - 0.4%
200,000 (e) Akbank TAS 7.498 01/20/30 206,300
200,000 (e) Ford Otomotiv Sanayi AS 7.125 04/25/29 206,768
200,000 (e) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 195,930
TRY 4,400,000 Turkiye Government Bond 12.600 10/01/25 101,710
EUR 200,000 Turkiye Government International Bond 5.875 05/21/30 232,319
250,000 Turkiye Government International Bond 6.000 01/14/41 220,000
250,000 Turkiye Government International Bond 7.625 05/15/34 265,316
200,000 Turkiye Government International Bond 7.125 07/17/32 206,368
200,000 (e) Turkiye Ihracat Kredi Bankasi AS 7.500 02/06/28 207,279
200,000 (e) Ulker Biskuvi Sanayi AS 7.875 07/08/31 207,678
TOTAL TURKEY 2,049,668
UGANDA - 0.0%
UGX 669,000,000 Republic of Uganda Government Bonds 14.250 08/23/29 172,698
TOTAL UGANDA 172,698
UKRAINE - 0.1%
159,009 (e) Ukraine Government International Bond 1.750 02/01/36 67,769
67,730 (e) Ukraine Government International Bond 0.000 02/01/36 29,175
81,275 (e) Ukraine Government International Bond 0.000 02/01/35 35,395
38,699 (e) Ukraine Government International Bond 1.750 02/01/29 22,674
145,559 (e) Ukraine Government International Bond 1.750 02/01/35 62,736
25,736 (e) Ukraine Government International Bond 0.000 02/01/30 11,195
127,902 (e) Ukraine Government International Bond 1.750 02/01/34 56,661
96,177 (e) Ukraine Government International Bond 0.000 02/01/34 32,556
TOTAL UKRAINE 318,161
UNITED ARAB EMIRATES - 0.2%
400,000 Emirate of Dubai Government International Bonds, Reg S 3.900 09/09/50 310,089
435,000 (e) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 371,253
215,938 (e) Galaxy Pipeline Assets Bidco Ltd 2022 2022 2.940 09/30/40 181,526
188,782 (e) Sweihan PV Power Co PJSC 2022 1 3.625 01/31/49 160,465
TOTAL UNITED ARAB EMIRATES 1,023,333

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
UNITED KINGDOM - 0.1%
$ 300,000 (e) Merlin Entertainments Group US Holdings Inc 7.375% 02/15/31 $ 301,168
200,000 (e) Standard Chartered PLC 5.905 05/14/35 211,637
190,000 Vodafone Group PLC 4.125 06/04/81 172,230
TOTAL UNITED KINGDOM 685,035
URUGUAY - 0.0%
100,000 Oriental Republic of Uruguay 5.250 09/10/60 100,025
UYU 6,200,000 Uruguay Government International Bond 8.250 05/21/31 136,468
TOTAL URUGUAY 236,493
UZBEKISTAN - 0.0%
200,000 (e) Republic of Uzbekistan International Bond 7.850 10/12/28 211,375
TOTAL UZBEKISTAN 211,375
ZAMBIA - 0.1%
210,021 (e) Zambia Government International Bond 5.750 06/30/33 185,081
197,169 (e) Zambia Government International Bond 0.500 12/31/53 96,882
TOTAL ZAMBIA 281,963
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $49,345,646) 42,871,082
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
40368236
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 8.5% (6.1% of Total
Investments) 40368236
AUTOMOBILES & COMPONENTS - 0.3%
462,000 (m) General Motors Financial Co Inc 5.700 N/A 452,128
755,000 (m) General Motors Financial Co Inc 5.750 N/A 738,349
TOTAL AUTOMOBILES & COMPONENTS 1,190,477
BANKS - 3.5%
200,000 (e) Banco BBVA Peru SA 6.200 06/07/34 206,760
200,000 (e),(m) Banco del Estado de Chile 7.950 N/A 214,804
200,000 Bancolombia SA 8.625 12/24/34 214,710
295,000 (m) Bank of America Corp 4.375 N/A 285,568
75,000 (d),(m) Bank of America Corp 6.100 N/A 75,104
200,000 Bank of Montreal 7.700 05/26/84 211,056
200,000 Bank of Nova Scotia/The 8.000 01/27/84 214,272
1,190,000 (d),(m) Citigroup Inc 6.250 N/A 1,208,122
1,000,000 (d),(m) Citigroup Inc 5.950 N/A 1,001,274
655,000 (d),(m) Citigroup Inc 7.625 N/A 699,785
314,000 (m) Citigroup Inc 7.000 N/A 336,014
260,000 (m) Citigroup Inc 7.375 N/A 272,938
378,000 (m) Citigroup Inc 7.125 N/A 393,476
125,000 (f),(m) Citizens Financial Group Inc (TSFR3M + 3.419%) 8.733 N/A 124,057
335,000 (m) Citizens Financial Group Inc 4.000 N/A 316,622
229,000 (f),(m) Fifth Third Bancorp (TSFR3M + 3.295%) 7.898 N/A 227,738
520,000 (f),(m) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 9.180 N/A 531,393
555,000 (m) Huntington Bancshares Inc/OH 5.625 N/A 554,644
1,072,000 (d),(m) JPMorgan Chase & Co 6.875 N/A 1,149,495
205,000 (m) JPMorgan Chase & Co 3.650 N/A 198,326
90,000 (m) M&T Bank Corp 5.125 N/A 88,967
448,000 (m) PNC Financial Services Group Inc/The 5.000 N/A 444,174
710,000 (f),(m) PNC Financial Services Group Inc/The (TSFR3M + 3.302%) 8.317 N/A 715,138
325,000 (m) PNC Financial Services Group Inc/The 6.000 N/A 329,129
415,000 (m) PNC Financial Services Group Inc/The 3.400 N/A 379,024
375,000 (m) PNC Financial Services Group Inc/The 6.250 N/A 380,810
370,000 (m) Regions Financial Corp 5.750 N/A 368,398
200,000 Toronto-Dominion Bank/The 8.125 10/31/82 214,562
1,194,000 (d),(m) Truist Financial Corp 6.669 N/A 1,187,285
535,000 (f),(m) Truist Financial Corp (TSFR3M + 3.364%) 8.310 N/A 534,782
295,000 (m) Truist Financial Corp 5.100 N/A 289,770
200,000 (e) Turkiye Garanti Bankasi AS 8.375 02/28/34 205,209
161,000 (m) US Bancorp 5.300 N/A 159,756
708,000 (d),(m) Wells Fargo & Co 6.850 N/A 738,942
495,000 (m) Wells Fargo & Co 7.625 N/A 539,072

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
BANKS (continued)
$ 663,000 (m) Wells Fargo & Co 3.900 % N/A $ 644,374
200,000 (e) Yapi ve Kredi Bankasi AS 9.250 01/17/34 213,076
450,000 (f),(m) Zions Bancorp NA (3-Month LIBOR + 4.440%) 9.648 N/A 447,637
TOTAL BANKS 16,316,263
CAPITAL GOODS - 0.3%
610,000 (e) AerCap Global Aviation Trust 6.500 06/15/45 609,049
395,000 (m) Air Lease Corp 4.650 N/A 385,041
93,000 (m) Air Lease Corp 4.125 N/A 87,279
185,000 (m) Air Lease Corp 6.000 N/A 183,090
TOTAL CAPITAL GOODS 1,264,459
ENERGY - 0.5%
305,000 Enbridge Inc 7.625 01/15/83 325,790
656,000 Enbridge Inc 8.500 01/15/84 733,734
351,000 (m) Energy Transfer LP 7.125 N/A 358,555
250,000 (m) Energy Transfer LP 6.500 N/A 249,402
49,000 (m) Energy Transfer LP 6.625 N/A 48,298
95,000 Energy Transfer LP 8.000 05/15/54 102,217
144,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 151,289
440,000 Transcanada Trust 5.600 03/07/82 427,195
75,000 Transcanada Trust 5.875 08/15/76 74,463
TOTAL ENERGY 2,470,943
FINANCIAL SERVICES - 1.3%
330,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 342,140
400,000 (m) Ally Financial Inc 4.700 N/A 326,779
159,600 (m) Ally Financial Inc 4.700 N/A 139,082
555,000 (e),(m) American AgCredit Corp 5.250 N/A 538,350
180,000 (m) American Express Co 3.550 N/A 170,582
150,000 (m) Bank of New York Mellon Corp/The 4.700 N/A 148,830
200,000 (m) Capital One Financial Corp 3.950 N/A 188,429
375,000 (m) Charles Schwab Corp/The 5.375 N/A 374,371
130,000 (m) Discover Financial Services 5.500 N/A 124,287
150,000 (m) Discover Financial Services 6.125 N/A 149,932
390,000 (m) Equitable Holdings Inc 4.950 N/A 386,297
720,000 (d),(m) Goldman Sachs Group Inc/The 7.379 N/A 722,065
371,000 (m) Goldman Sachs Group Inc/The 6.125 N/A 372,608
543,000 (m) Goldman Sachs Group Inc/The 7.500 N/A 575,564
430,000 (m) Goldman Sachs Group Inc/The 7.500 N/A 462,224
475,000 (m) Goldman Sachs Group Inc/The 5.300 N/A 475,037
320,000 (m) State Street Corp 6.700 N/A 331,516
420,000 (m) Voya Financial Inc 7.758 N/A 455,653
TOTAL FINANCIAL SERVICES 6,283,746
FOOD, BEVERAGE & TOBACCO - 0.4%
2,250,000 (d),(e),(m) Land O' Lakes Inc 8.000 N/A 2,077,178
TOTAL FOOD, BEVERAGE & TOBACCO 2,077,178
INSURANCE - 1.1%
118,000 American International Group Inc 5.750 04/01/48 118,373
450,000 AXIS Specialty Finance LLC 4.900 01/15/40 430,627
381,000 Corebridge Financial Inc 6.375 09/15/54 384,920
325,000 Enstar Finance LLC 5.750 09/01/40 321,160
235,000 Enstar Finance LLC 5.500 01/15/42 219,204
541,000 (d),(m) Markel Group Inc 6.000 N/A 540,416
580,000 (e) MetLife Inc 9.250 04/08/38 692,343
360,000 Provident Financing Trust I 7.405 03/15/38 386,986
81,000 Prudential Financial Inc 5.375 05/15/45 80,649
210,000 Prudential Financial Inc 5.125 03/01/52 208,389
150,000 Prudential Financial Inc 6.500 03/15/54 160,313
420,000 (e),(m) QBE Insurance Group Ltd 5.875 N/A 417,658
600,000 (d),(e),(m) SBL Holdings Inc 7.000 N/A 539,055
575,000 (e),(m) SBL Holdings Inc 6.500 N/A 494,650
TOTAL INSURANCE 4,994,743

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
MATERIALS - 0.0%
$ 200,000 (e),(m) Cemex SAB de CV 9.125 % N/A $ 218,159
TOTAL MATERIALS 218,159
MEDIA & ENTERTAINMENT - 0.0%
190,000 Paramount Global 6.375 03/30/62 175,747
TOTAL MEDIA & ENTERTAINMENT 175,747
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
193,000 (e) EUSHI Finance Inc 7.625 12/15/54 203,639
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 203,639
TELECOMMUNICATION SERVICES - 0.1%
365,000 Vodafone Group PLC 7.000 04/04/79 385,046
TOTAL TELECOMMUNICATION SERVICES 385,046
UTILITIES - 1.0%
300,000 (e) AES Andes SA 6.350 10/07/79 297,847
400,000 (e) AES Andes SA 8.150 06/10/55 412,917
113,000 AES Corp/The 7.600 01/15/55 118,881
120,000 (e) AltaGas Ltd 7.200 10/15/54 122,566
310,000 American Electric Power Co Inc 3.875 02/15/62 292,361
165,000 CMS Energy Corp 4.750 06/01/50 159,221
115,000 Dominion Energy Inc 7.000 06/01/54 125,560
144,000 Duke Energy Corp 6.450 09/01/54 149,515
150,000 (m) Edison International 5.375 N/A 148,514
200,000 (m) Edison International 5.000 N/A 195,418
695,000 (d) Emera Inc 6.750 06/15/76 699,010
314,000 Entergy Corp 7.125 12/01/54 325,567
262,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 282,722
91,000 PG&E Corp 7.375 03/15/55 95,447
510,000 (d),(m) Sempra 4.875 N/A 504,526
340,000 Southern Co/The 4.000 01/15/51 335,197
175,000 (e),(m) Vistra Vision LLC 7.000 N/A 178,641
140,000 (e),(m) Vistra Vision LLC 8.875 N/A 150,131
185,000 (d),(e),(m) Vistra Vision LLC 8.000 N/A 193,795
TOTAL UTILITIES 4,787,836
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $40,614,050) 40,368,236
SHARES DESCRIPTION   VALUE
INVESTMENT COMPANIES - 8.2% (5.9% of Total Investments) –
45,217 3i Infrastructure PLC 206,443
642,894 iShares Core MSCI Emerging Markets ETF 36,908,544
18,839 iShares MSCI India ETF 1,102,647
17,939 iShares MSCI Saudi Arabia ETF 765,995
TOTAL INVESTMENT COMPANIES
(Cost $31,546,217) 38,983,629
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
35517191 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5% (5.4% of Total Investments) 35517191
765,000 CoBank ACB 6.450 12/30/49 766,753
93,000 CoBank ACB 7.250 07/01/73 97,204
325,000 CoBank ACB 6.250 10/01/73 327,807
525,000 (e) Farm Credit Bank of Texas 6.200 09/15/73 513,712
152,000 (e) Farm Credit Bank of Texas 7.750 12/30/49 156,966
909,143 (g),(n) United States Treasury Inflation Indexed Bonds 0.125 10/15/25 891,479
15,403 (n) United States Treasury Inflation Indexed Bonds 2.375 10/15/28 15,997
231,359 (n) United States Treasury Inflation Indexed Bonds 0.125 04/15/25 227,237
875,093 (g),(n) United States Treasury Inflation Indexed Bonds 3.625 04/15/28 937,720
1,688,077 (g),(n) United States Treasury Inflation Indexed Bonds 1.375 07/15/33 1,663,873
1,962,799 (g),(n) United States Treasury Inflation Indexed Bonds 0.125 07/15/30 1,825,051
2,097,199 (g),(n) United States Treasury Inflation Indexed Bonds 1.250 04/15/28 2,077,300
1,061,056 (g),(n) United States Treasury Inflation Indexed Bonds 0.375 07/15/25 1,045,861
661,564 (g),(n) United States Treasury Inflation Indexed Bonds 1.875 07/15/34 677,723

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
$ 559,284 (g),(n) United States Treasury Inflation Indexed Bonds 2.125% 04/15/29 $ 574,788
922,215 (g),(n) United States Treasury Inflation Indexed Bonds 0.250 07/15/29 874,895
554,645 (g),(n) United States Treasury Inflation Indexed Bonds 2.000 01/15/26 553,596
286,989 (n) United States Treasury Inflation Indexed Bonds 3.875 04/15/29 316,718
487,939 (g),(n) United States Treasury Inflation Indexed Bonds 1.750 01/15/28 491,872
820,728 (g),(n) United States Treasury Inflation Indexed Bonds 0.750 07/15/28 802,491
354,398 (g),(n) United States Treasury Inflation Indexed Bonds 3.375 04/15/32 400,299
1,392,475 (g),(n) United States Treasury Inflation Indexed Bonds 0.125 04/15/27 1,340,472
1,208,250 (g),(n) United States Treasury Inflation Indexed Bonds 0.125 01/15/31 1,110,128
959,472 (g),(n) United States Treasury Inflation Indexed Bonds 0.125 04/15/26 932,766
1,173,520 (g),(n) United States Treasury Inflation Indexed Bonds 0.125 07/15/31 1,073,487
1,283,999 (g),(n) United States Treasury Inflation Indexed Bonds 0.625 01/15/26 1,259,299
1,130,658 (g),(n) United States Treasury Inflation Indexed Bonds 1.750 01/15/34 1,143,197
1,302,070 (g),(n) United States Treasury Inflation Indexed Bonds 0.375 01/15/27 1,265,008
1,528,113 (g),(n) United States Treasury Inflation Indexed Bonds 0.125 01/15/30 1,425,640
1,055,900 (g),(n) United States Treasury Inflation Indexed Bonds 1.125 01/15/33 1,018,721
1,432,486 (g),(n) United States Treasury Inflation Indexed Bonds 0.875 01/15/29 1,398,413
1,438,788 (g),(n) United States Treasury Inflation Indexed Bonds 0.125 10/15/26 1,399,010
1,530,144 (g),(n) United States Treasury Inflation Indexed Bonds 0.500 01/15/28 1,481,503
1,082,530 (g),(n) United States Treasury Inflation Indexed Bonds - When Issued 0.625 07/15/32 1,013,520
1,701,975 (g),(n) United States Treasury Inflation Indexed Bonds - When Issued 0.125 01/15/32 1,538,092
235,000 United States Treasury Note/Bond 4.875 10/31/30 250,826
160,000 United States Treasury Note/Bond 3.750 08/31/26 160,231
50,000 United States Treasury Note/Bond 4.625 05/31/31 52,836
106,200 United States Treasury Note/Bond 4.000 02/15/34 108,025
212,700 United States Treasury Note/Bond 3.875 08/15/33 214,412
200,000 United States Treasury Note/Bond 4.375 11/15/39 209,211
80,000 United States Treasury Note/Bond 3.750 08/31/31 80,425
200,000 United States Treasury Note/Bond 4.750 07/31/25 201,070
445,700 (g) United States Treasury Note/Bond 2.875 05/15/49 351,842
449,400 (g) United States Treasury Note/Bond 3.875 05/15/43 432,688
313,500 (g) United States Treasury Note/Bond 4.125 07/31/28 319,586
60,000 United States Treasury Note/Bond 4.625 05/15/54 65,081
475,100 (g) United States Treasury Note/Bond 3.625 05/15/53 432,360
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $34,600,209) 35,517,191
PRINCIPAL DESCRIPTION   (o) RATE MATURITY VALUE
28028379 CONTINGENT CAPITAL SECURITIES - 5.9% (4.2% of Total Investments) 28028379
BANKS - 5.0%
640,000 (m) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 622,804
600,000 (m) Banco Bilbao Vizcaya Argentaria SA 6.500 N/A 600,353
200,000 (m) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 220,808
200,000 (e),(m) Banco de Credito e Inversiones SA 8.750 N/A 215,351
500,000 (e),(m) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 503,753
600,000 (m) Banco Santander SA 8.000 N/A 637,413
400,000 (m) Banco Santander SA 4.750 N/A 380,792
600,000 (m) Banco Santander SA 9.625 N/A 705,386
200,000 (e) Bank Hapoalim BM, Reg S 3.255 01/21/32 185,388
230,000 (m) Barclays PLC 6.125 N/A 229,225
1,375,000 (d),(m) Barclays PLC 9.625 N/A 1,548,133
300,000 (m) Barclays PLC 8.000 N/A 315,927
200,000 (e) BBVA Bancomer SA/Texas 8.450 06/29/38 218,099
484,000 (e),(m) BNP Paribas SA 9.250 N/A 528,801
625,000 (e),(m) BNP Paribas SA 8.000 N/A 666,918
410,000 (e),(m) BNP Paribas SA 8.500 N/A 439,866
209,000 (e),(m) BNP Paribas SA 7.375 N/A 217,490
161,000 (e),(m) BNP Paribas SA 7.375 N/A 162,446
992,000 (e),(m) BNP Paribas SA 7.750 N/A 1,045,013
200,000 (e),(m) BNP Paribas SA 7.000 N/A 204,307
661,000 (e),(k),(m) Credit Agricole SA 6.700 N/A 659,870
515,000 (e),(m) Credit Agricole SA 8.125 N/A 529,806
1,123,000 (m) HSBC Holdings PLC 6.950 N/A 1,156,708

PRINCIPAL   DESCRIPTION   (o) RATE MATURITY VALUE
BANKS (continued)
$ 910,000 (d),(m) HSBC Holdings PLC 6.000 % N/A $ 914,039
479,000 (m) HSBC Holdings PLC 6.375 N/A 479,578
200,000 (m) HSBC Holdings PLC 6.500 N/A 202,953
394,000 (m) HSBC Holdings PLC 6.875 N/A 405,862
715,000 (d),(m) HSBC Holdings PLC 8.000 N/A 766,210
845,000 (d),(m) ING Groep NV 5.750 N/A 838,242
380,000 (m) ING Groep NV 6.500 N/A 380,318
400,000 (m) ING Groep NV, Reg S 7.500 N/A 416,349
620,000 (e),(m) Intesa Sanpaolo SpA 7.700 N/A 619,244
971,000 (m) Lloyds Banking Group PLC 8.000 N/A 1,040,297
630,000 (m) Lloyds Banking Group PLC 7.500 N/A 635,760
500,000 (e),(m) Macquarie Bank Ltd/London 6.125 N/A 508,222
770,000 (m) NatWest Group PLC 6.000 N/A 769,601
680,000 (m) NatWest Group PLC 8.000 N/A 690,596
200,000 (m) NatWest Group PLC 8.125 N/A 218,186
246,000 (e),(m) Nordea Bank Abp 6.300 N/A 243,808
765,000 (e),(m) Societe Generale SA 10.000 N/A 822,250
205,000 (e),(m) Societe Generale SA 8.500 N/A 208,668
45,000 (e),(m) Societe Generale SA 8.000 N/A 45,454
725,000 (e),(m) Societe Generale SA 9.375 N/A 761,643
600,000 (e),(m) Standard Chartered PLC 7.750 N/A 625,491
TOTAL BANKS 23,587,428
FINANCIAL SERVICES - 0.9%
800,000 (d),(m) Deutsche Bank AG 6.000 N/A 782,176
200,000 (m) Deutsche Bank AG, Reg S 4.789 N/A 193,900
200,000 (m) Deutsche Bank AG 7.500 N/A 199,069
630,000 (m) UBS Group AG, Reg S 7.000 N/A 631,499
420,000 (e),(m) UBS Group AG 9.250 N/A 464,352
250,000 (e),(m) UBS Group AG 7.750 N/A 267,301
932,000 (m) UBS Group AG, Reg S 6.875 N/A 935,179
643,000 (e),(m) UBS Group AG 9.250 N/A 758,312
TOTAL FINANCIAL SERVICES 4,231,788
INSURANCE - 0.0%
200,000 (m) Phoenix Group Holdings PLC, Reg S 8.500 N/A 209,163
TOTAL INSURANCE 209,163
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $27,810,604) 28,028,379
PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
13275743 CORPORATE BONDS - 2.8% (2.0% of Total Investments) 13275743
AUTOMOBILES & COMPONENTS - 0.0%
15,000 Ford Motor Co 6.100 08/19/32 15,375
50,000 General Motors Financial Co Inc 4.900 10/06/29 50,056
TOTAL AUTOMOBILES & COMPONENTS 65,431
BANKS - 0.1%
70,000 Bank of America Corp 5.468 01/23/35 73,612
85,000 Bank of America Corp 5.819 09/15/29 89,453
65,000 Citibank NA 5.570 04/30/34 69,342
115,000 JPMorgan Chase & Co 5.294 07/22/35 119,937
40,000 JPMorgan Chase & Co 4.851 07/25/28 40,698
35,000 Morgan Stanley Bank NA 4.952 01/14/28 35,528
35,000 Wells Fargo & Co 5.574 07/25/29 36,414
TOTAL BANKS 464,984
CAPITAL GOODS - 0.1%
30,000 Boeing Co/The 5.805 05/01/50 28,984
15,000 Boeing Co/The 3.250 02/01/28 14,213
15,000 Honeywell International Inc 5.250 03/01/54 15,644
15,000 L3Harris Technologies Inc 5.400 07/31/33 15,668
25,000 RTX Corp 2.250 07/01/30 22,448
30,000 Trane Technologies Financing Ltd 3.550 11/01/24 29,955

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 375,000 (e) TransDigm Inc 6.875% 12/15/30 $ 392,691
TOTAL CAPITAL GOODS 519,603
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
75,000 (e) Boost Newco Borrower LLC 7.500 01/15/31 80,479
625,000 (d),(e) GFL Environmental Inc 5.125 12/15/26 623,532
325,000 (e) Prime Security Services Borrower LLC / Prime Finance Inc 6.250 01/15/28 325,087
973,000 (d),(e) Prime Security Services Borrower LLC / Prime Finance Inc 5.750 04/15/26 977,442
200,000 (e) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 190,035
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,196,575
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
10,000 Home Depot Inc/The 4.950 06/25/34 10,396
15,000 Lowe's Cos Inc 4.250 04/01/52 12,700
20,000 O'Reilly Automotive Inc 4.200 04/01/30 19,839
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 42,935
CONSUMER SERVICES - 0.1%
250,000 (e) Life Time Inc 5.750 01/15/26 250,237
TOTAL CONSUMER SERVICES 250,237
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
200,000 (e) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.875 02/15/28 200,894
25,000 Kroger Co/The 5.000 09/15/34 25,209
5,000 Sysco Corp 6.600 04/01/50 5,861
5,000 Target Corp 4.500 09/15/34 5,000
15,000 Walmart Inc 2.500 09/22/41 11,241
10,000 Walmart Inc 4.500 04/15/53 9,645
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 257,850
ENERGY - 0.2%
40,000 Cheniere Energy Partners LP 4.500 10/01/29 39,453
300,000 (e) Citgo Petroleum Corp 7.000 06/15/25 299,811
20,000 Diamondback Energy Inc 3.250 12/01/26 19,574
5,000 Diamondback Energy Inc 4.400 03/24/51 4,149
30,000 Enterprise Products Operating LLC 4.200 01/31/50 25,594
100,000 (e) EQM Midstream Partners LP 6.500 07/01/27 103,010
100,000 (e) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 04/15/32 97,332
5,000 Marathon Oil Corp 5.300 04/01/29 5,185
15,000 Marathon Petroleum Corp 6.500 03/01/41 16,335
50,000 MPLX LP 4.875 06/01/25 49,955
15,000 MPLX LP 2.650 08/15/30 13,501
20,000 ONEOK Inc 5.050 11/01/34 19,909
40,000 ONEOK Inc 5.700 11/01/54 39,772
20,000 Phillips 66 Co 5.300 06/30/33 20,617
TOTAL ENERGY 754,197
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
70,000 American Tower Corp 2.750 01/15/27 67,645
20,000 Brixmor Operating Partnership LP 2.250 04/01/28 18,441
20,000 Brixmor Operating Partnership LP 3.850 02/01/25 19,886
15,000 COPT Defense Properties LP 2.750 04/15/31 13,125
15,000 Essential Properties LP 2.950 07/15/31 13,057
35,000 Essex Portfolio LP 2.650 03/15/32 30,475
15,000 Federal Realty OP LP 1.250 02/15/26 14,346
30,000 Kite Realty Group LP 4.950 12/15/31 30,038
25,000 Regency Centers LP 2.950 09/15/29 23,383
250,000 (e) RLJ Lodging Trust LP 3.750 07/01/26 244,473
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 474,869
FINANCIAL SERVICES - 0.0%
30,000 Goldman Sachs Group Inc/The 5.851 04/25/35 32,235
35,000 Morgan Stanley 5.320 07/19/35 36,344
20,000 Morgan Stanley 5.042 07/19/30 20,553
TOTAL FINANCIAL SERVICES 89,132

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.0%
$ 10,000 Campbell Soup Co 5.250% 10/13/54 $ 9,933
65,000 Constellation Brands Inc 2.875 05/01/30 59,923
10,000 Philip Morris International Inc 5.250 02/13/34 10,385
40,000 Philip Morris International Inc 4.875 02/13/29 41,011
TOTAL FOOD, BEVERAGE & TOBACCO 121,252
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
625,000 (e) CHS/Community Health Systems Inc 8.000 12/15/27 627,001
20,000 CVS Health Corp 5.050 03/25/48 18,255
10,000 Elevance Health Inc 4.625 05/15/42 9,370
30,000 HCA Inc 3.500 09/01/30 28,271
20,000 Humana Inc 4.875 04/01/30 20,354
150,000 (e) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7.775 01/31/29 148,875
200,000 (e) Select Medical Corp 6.250 08/15/26 201,217
338,958 (e) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 13.500 06/30/28 377,091
625,000 (d) Tenet Healthcare Corp 4.625 06/15/28 613,407
250,000 Tenet Healthcare Corp 6.125 10/01/28 251,996
15,000 UnitedHealth Group Inc 5.050 04/15/53 14,890
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,310,727
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
15,000 Haleon US Capital LLC 3.625 03/24/32 14,109
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,109
INSURANCE - 0.4%
475,000 (d),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 454,724
907,000 Assurant Inc 7.000 03/27/48 918,702
20,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 14,056
35,000 Hartford Financial Services Group Inc/The 2.800 08/19/29 32,636
375,000 (e) HUB International Ltd 7.250 06/15/30 390,705
15,000 (e) Principal Life Global Funding II 0.875 01/12/26 14,350
20,000 Reinsurance Group of America Inc 5.750 09/15/34 21,068
TOTAL INSURANCE 1,846,241
MATERIALS - 0.1%
15,000 Amcor Flexibles North America Inc 4.000 05/17/25 14,911
15,000 Amcor Group Finance PLC 5.450 05/23/29 15,543
250,000 (e) Arsenal AIC Parent LLC 8.000 10/01/30 268,271
75,000 Ball Corp 6.000 06/15/29 77,618
25,000 Berry Global Inc 1.570 01/15/26 24,057
TOTAL MATERIALS 400,400
MEDIA & ENTERTAINMENT - 0.2%
200,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500 05/01/32 172,931
35,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 24,321
25,000 Comcast Corp 2.800 01/15/51 16,588
20,000 Comcast Corp 1.500 02/15/31 16,875
10,000 Comcast Corp 5.350 05/15/53 10,228
175,000 (e) CSC Holdings LLC 5.500 04/15/27 153,904
69,000 (e) McGraw-Hill Education Inc 5.750 08/01/28 68,188
250,000 (e) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000 08/15/27 248,574
25,000 Warnermedia Holdings Inc 5.141 03/15/52 19,282
TOTAL MEDIA & ENTERTAINMENT 730,891
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
10,000 AbbVie Inc 5.050 03/15/34 10,445
10,000 AbbVie Inc 5.400 03/15/54 10,604
15,000 Amgen Inc 5.250 03/02/33 15,616
10,000 Amgen Inc 5.250 03/02/25 10,014
35,000 Amgen Inc 5.650 03/02/53 36,818
250,000 (e) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 235,529
35,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 36,206
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 355,232
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
35,000 (e) Broadcom Inc 4.926 05/15/37 34,970
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 34,970

Portfolio of Investments September 30, 2024
(continued)
NMAI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.0%
$ 25,000 (e) Amentum Escrow Corp 7.250% 08/01/32 $ 26,091
15,000 Oracle Corp 4.900 02/06/33 15,278
15,000 Oracle Corp 5.375 09/27/54 14,991
25,000 Roper Technologies Inc 2.000 06/30/30 21,962
TOTAL SOFTWARE & SERVICES 78,322
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
35,000 Apple Inc 2.450 08/04/26 34,154
10,000 Apple Inc 2.650 05/11/50 6,902
50,000 (e) CommScope LLC 6.000 03/01/26 48,625
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 89,681
TELECOMMUNICATION SERVICES - 0.2%
30,000 AT&T Inc 3.500 09/15/53 22,040
40,000 AT&T Inc 3.800 12/01/57 30,285
25,000 AT&T Inc 3.650 06/01/51 19,171
375,000 (d),(e) Frontier Communications Holdings LLC 5.875 10/15/27 376,525
375,000 (e) Level 3 Financing Inc 10.500 05/15/30 403,594
80,000 (e) Level 3 Financing Inc 10.500 04/15/29 87,204
15,000 T-Mobile USA Inc 5.150 04/15/34 15,453
50,000 T-Mobile USA Inc 2.250 11/15/31 43,140
100,000 (e) Zayo Group Holdings Inc 4.000 03/01/27 89,444
TOTAL TELECOMMUNICATION SERVICES 1,086,856
TRANSPORTATION - 0.1%
250,000 (e) United Airlines Inc 4.375 04/15/26 245,987
TOTAL TRANSPORTATION 245,987
UTILITIES - 0.2%
40,000 AEP Transmission Co LLC 5.400 03/15/53 41,441
30,000 Ameren Illinois Co 4.950 06/01/33 30,863
15,000 (k) Atmos Energy Corp 5.000 12/15/54 14,651
10,000 Consolidated Edison Co of New York Inc 5.700 05/15/54 10,830
20,000 DTE Electric Co 5.200 03/01/34 20,938
30,000 Duke Energy Carolinas LLC 4.250 12/15/41 27,201
25,000 Duke Energy Carolinas LLC 5.350 01/15/53 25,796
15,000 Florida Power & Light Co 5.050 04/01/28 15,481
35,000 Florida Power & Light Co 4.800 05/15/33 35,827
55,000 Georgia Power Co 2.650 09/15/29 51,341
15,000 Interstate Power and Light Co 3.100 11/30/51 10,449
484,000 PG&E Corp 5.000 07/01/28 479,770
50,000 PG&E Corp 5.250 07/01/30 49,660
25,000 Public Service Co of Colorado 1.875 06/15/31 21,282
15,000 Public Service Co of Colorado 2.700 01/15/51 9,732
TOTAL UTILITIES 845,262
TOTAL CORPORATE BONDS
(Cost $13,276,066) 13,275,743
SHARES   DESCRIPTION   RATE VALUE
11048203 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 2.3% (1.7% of Total Investments) 11048203
BANKS - 0.5%
15,622 Fifth Third Bancorp 9.296 396,643
183,200 Itau Unibanco Holding SA 0.000 1,214,338
27,025 KeyCorp 6.200 662,113
8,825 KeyCorp 6.125 217,889
TOTAL BANKS 2,490,983
CAPITAL GOODS - 0.0%
6,800 WESCO International Inc 10.625 175,780
TOTAL CAPITAL GOODS 175,780
ENERGY - 0.1%
39,200 Petroleo Brasileiro SA 0.000 259,117
541,133 Raizen SA 0.000 307,930
TOTAL ENERGY 567,047

SHARES   DESCRIPTION   RATE VALUE
FINANCIAL SERVICES - 0.5%
11,100 Equitable Holdings Inc 5.250% $ 257,187
15,000 Morgan Stanley 6.625 402,600
25,000 Morgan Stanley 6.875 633,999
6,900 Morgan Stanley 6.500 183,471
4,206 Morgan Stanley 7.125 106,412
8,848 Synchrony Financial 5.625 188,905
17,343 Voya Financial Inc 5.350 437,044
TOTAL FINANCIAL SERVICES 2,209,618
FOOD, BEVERAGE & TOBACCO - 0.3%
17,393 CHS Inc 6.750 452,392
34,746 CHS Inc 7.100 897,142
TOTAL FOOD, BEVERAGE & TOBACCO 1,349,534
INSURANCE - 0.9%
22,866 American National Group Inc 5.950 565,476
24,200 American National Group Inc 6.625 608,630
21,148 Aspen Insurance Holdings Ltd 8.915 554,289
15,200 Aspen Insurance Holdings Ltd 5.625 322,392
9,600 Assurant Inc 5.250 215,712
16,890 Athene Holding Ltd 6.375 421,237
19,836 Athene Holding Ltd 6.350 492,726
10,532 Enstar Group Ltd 7.000 205,585
9,609 Reinsurance Group of America Inc 7.125 254,735
14,737 Reinsurance Group of America Inc 5.750 370,488
8,200 Selective Insurance Group Inc 4.600 162,032
TOTAL INSURANCE 4,173,302
TELECOMMUNICATION SERVICES - 0.0%
3,900 AT&T Inc 4.750 81,939
TOTAL TELECOMMUNICATION SERVICES 81,939
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $11,381,323) 11,048,203
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 0.2% (0.2% of Total Investments) –
$ 250,000 (e) Hertz Vehicle Financing III LLC, 2023 3A 5.940 02/25/28 256,240
250,000 (c),(e) Industrial DPR Funding Ltd, 2022 1A 5.380 04/15/34 221,930
173,518 (e) MVW 2020-1 LLC, 2020 1A 1.740 10/20/37 166,648
300,000 (e) OneMain Financial Issuance Trust 2022-2, 2022 2A 4.890 10/14/34 299,956
125,000 (e) PenFed Auto Receivables Owner Trust 2022-A, 2022 A 4.600 12/15/28 124,846
TOTAL ASSET-BACKED SECURITIES
(Cost $1,075,773) 1,069,620
SHARES   DESCRIPTION   VALUE
354,494 WARRANTS - 0.1% (0.1% of Total Investments) 354,494
MEDIA & ENTERTAINMENT - 0.1%
17,892 (a) Cineworld Group PLC 354,494
TOTAL MEDIA & ENTERTAINMENT 354,494
TOTAL WARRANTS
(Cost $285,429) 354,494
TYPE DESCRIPTION(p)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(q)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0% (0.0% of Total Investments)
Call Chicago Board Options
Exchange SPX Volatility Index
25 $ 100,000 $ 40 12/18/24 1,863
Put Chicago Board Options
Exchange SPX Volatility Index
50 70,000 14 10/16/24 100
TOTAL OPTIONS PURCHASED
(Cost $2,656) 75 $ 170,000 1,963
TOTAL LONG-TERM INVESTMENTS
(Cost $560,607,243) 633,482,734

Portfolio of Investments September 30, 2024
(continued)
NMAI

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.6%  (4.0% of Total Investments)
26650079 REPURCHASE AGREEMENTS - 5.6% (4.0% of Total Investments) 26650079
$ 17,250,079 (r) Fixed Income Clearing Corporation 1.520% 10/01/24 $ 17,250,079
9,400,000 (s) Fixed Income Clearing Corporation 4.820 10/01/24 9,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,650,079) 26,650,079
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,650,079) 26,650,079
TOTAL INVESTMENTS - 139.3%
(Cost $587,257,322 ) 660,132,813
BORROWINGS - (21.9)% (t),(u) (103,636,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (14.4)%(v) (68,095,906)
OTHER ASSETS & LIABILITIES, NET -  (3.0)% (14,427,517)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 473,973,390
Options Written
Type Description(p)
Number of
Contracts
Notional
Amount (q)
Exercise
Price Expiration Date Value
Call S&P 500 Index (5) $ (2,825,000) $ 5,650 10/18/24 $ (74,225)
Call S&P 500 Index (30) (17,100,000) 5,700 10/18/24 (328,500)
Call S&P 500 Index (20) (11,600,000) 5,800 10/18/24 (93,600)
Call S&P 500 Index (5) (2,950,000) 5,900 10/31/24 (13,575)
Total Options Written (premiums received $190,748) (60) $(34,475,000) $(509,900)
Forward Foreign Currency Contracts
Currency
Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Euro 94,443 U.S. Dollar 105,441 Bank of America, N.A. 10/15/24 $ (257)
Euro 172,178 U.S. Dollar 188,510 Morgan Stanley Capital Services LLC 10/15/24 $ 3,250
U.S. Dollar 1,314,704 Euro 1,204,522 Morgan Stanley Capital Services LLC 10/15/24 $ (26,814)
Total $(23,821)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 118,215,018 $ 101,229,902 $ 1,351 $ 219,446,271
Mortgage-Backed Securities – 79,759,595 – 79,759,595
Variable Rate Senior Loan Interests – 61,586,535 170,962 61,757,497
Real Estate Investment Trust Common
Stocks 60,892,773 108,058 – 61,000,831
Emerging Market Debt and Foreign
Corporate Bonds – 42,371,119 499,963 42,871,082
$1,000 Par (or similar) Institutional
Preferred – 40,368,236 – 40,368,236
Investment Companies 38,777,186 206,443 – 38,983,629
U.S. Government and Agency Obligations – 35,517,191 – 35,517,191
Contingent Capital Securities – 28,028,379 – 28,028,379
Corporate Bonds – 13,275,743 – 13,275,743
$25 Par (or similar) Retail Preferred 11,048,203 – – 11,048,203
Asset-Backed Securities – 847,690 221,930 1,069,620
Warrants – 354,494 – 354,494
Options Purchased 1,963 – – 1,963
Short-Term Investments:
Repurchase Agreements – 26,650,079 – 26,650,079
Investments in Derivatives:
Forward Foreign Currency Contracts* – (23,821) – (23,821)
Options Written (509,900) – – (509,900)
Total
$ 228,425,243 $ 430,279,643 $ 894,206 $ 659,599,092
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$75,001,772.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $75,817,419 or 11.5% of Total Investments.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $78,501,720 have been pledged as collateral for reverse repurchase agreements.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Portion of investment purchased on a delayed delivery basis.
(k) When-issued or delayed delivery security.
(l) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(m) Perpetual security. Maturity date is not applicable.
(n) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(o) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(p) Exchange-traded, unless otherwise noted.
(q) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(r) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $17,250,808 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $17,595,210.
(s) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $9,401,259 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity dates 9/30/28–4/30/31, valued at $9,588,224.

Portfolio of Investments September 30, 2024
(continued)
NMAI

Principal denominated in U.S. Dollars, unless otherwise noted.
(t) Borrowings as a percentage of Total Investments is 15.7%.
(u) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $187,794,910 have been pledged as collateral for borrowings.
(v) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.3%.
ADR American Depositary Receipt
BRL Brazilian Real
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
ETF Exchange-Traded Fund
EUR Euro
GDR Global Depositary Receipt
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Inter-Bank Offered Rate
MSCI Morgan Stanley Capital International
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
RON Romanian Leu
S&P Standard & Poor's
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
THB Thai Baht
TRY Turkish Lira
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
TSFR
6M CME Term SOFR 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand